STEIN ROE TAX-EXEMPT BOND FUNDS

                      STEIN ROE MUNICIPAL MONEY MARKET FUND
                     STEIN ROE INTERMEDIATE MUNICIPALS FUND

                        STEIN ROE MANAGED MUNICIPALS FUND
                      STEIN ROE HIGH-YIELD MUNICIPALS FUND

                          ANNUAL REPORT o JUNE 30,2001




Logo: Stein Roe Mutual Funds

Contents

From the President                                            1

Stein Roe Municipal Money Market Fund
   Performance Summary                                        2
   Portfolio Manager's Report                                 3

Stein Roe Intermediate Municipals Fund
   Performance Summary                                        6
   Portfolio Manager's Report                                 8

Stein Roe Managed Municipals Fund
   Performance Summary                                        12
   Portfolio Managers' Report                                 13

Stein Roe High Yield Municipals Fund
   Performance Summary                                        18
   Portfolio Manager's Report                                 19

Portfolio of Investments                                      23

Financial Statements                                          56

Notes to Financial Statements                                 72

Financial Highlights                                          82

Report of Independent Auditors                                92




For daily performance updates on all Stein Roe funds, please visit steinroe.com. Must be preceded or accompanied by a prospectus.

From the President

Dear Shareholder:

     After an extended period of unprecedented strength in the equity market, the economic uncertainty of the past 12 months provided a much-needed recovery opportunity to the bond market. In the second half of 2000, the Federal Reserve Board (the Fed) continued to increase interest rates in an effort to rein in the unbridled economic growth. However, the Fed overshot its desired "soft landing," and the slowdown proved to be a bit too severe. Early in 2001, the Fed reversed its monetary policy and began reducing short-term interest rates in hopes of re-stimulating the sagging economy and avoiding a possible recession. We saw six rate cuts during the first six months of 2001, bringing the short-term interest rate back down from 6.5% to 3.75%.

     All this economic activity had a significant impact on the bond market. Extreme volatility in the stock market caused many investors to turn to more defensive investments, which helped the bond market to rally from its earlier slump. More recently, the aggressive interest rate cuts created concern in the market that inflationary pressures could surface. This uncertainty provided further incentive for investors to shift assets out of the stock market and into the bond market. Municipal bonds in particular benefited from this shift. Taken together, these conditions provided support for municipal bond prices and enabled the Stein Roe Tax-Exempt Bond Funds to achieve strong performance during the period.

     The following report will provide you with more detailed information about your fund's performance and the strategies used by your portfolio manager. For more information, visit us online at www.steinroe.com. As always, I thank you for choosing the Stein Roe Tax-Exempt Bond Funds and for giving us the opportunity to serve your investment needs.

     Sincerely,


     /s/ Stephen E. Gibson

     Stephen E. Gibson
     President

     Photo of Stephen E. Gibson

Because economic and market conditions change, there can be no assurance that the trends described in this report will continue or come to pass.

Performance Summary

STEIN ROE MUNICIPAL MONEY MARKET FUND

Average Annual Total Return (%), Year Ended June 30, 2001

                                          1-Year    5-Year     10-Year
-----------------------------------------------------------------------
Stein Roe Municipal
Money Market Fund                          3.39       3.09        2.88
-----------------------------------------------------------------------
Lipper Tax-Exempt
Money Market Fund Average                  3.25       3.04        2.90
-----------------------------------------------------------------------

Mutual fund performance changes over time. Please visit steinroe.com for monthly performance updates. Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. An expense limitation of 0.70% was in effect for part of the periods shown. Returns would have been lower without the limitation. Total return includes changes in share price and reinvestment of income and capital gains distributions, if any. Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives. Income may be subject to state or local taxes and the federal alternative minimum tax. Capital gains, if any, are subject to federal, state and local taxes. Source: Lipper Inc.

Portfolio Manager's Report

Fund Commentary

COMMENTARY FROM VERONICA WALLACE, PORTFOLIO MANAGER OF STEIN ROE MUNICIPAL MONEY MARKET FUND


     For the 12 months ended June 30, 2001, the Stein Roe Municipal Money Market Fund slightly outperformed its peer group with a total return of 3.39%. In contrast, the Lipper Tax-Exempt Money Market Fund Average had a total return of 3.25% during the same period. Our fund's average maturity, which was longer than that of many of our peers, was one factor that helped the fund outperform its peer average.

Average maturity and variable rate demand notes key factors

     At the end of 2000 before the Fed began to cut rates, the fund's average maturity was 48 days. This helped performance, particularly late last year when we were able to lock in rates on one-year securities before it became obvious that the Fed would begin to cut rates and yields would decline. The percentage of the fund's assets in tax anticipation notes, typically maturing in six months to one year, went from zero to approximately 2.5% of net assets during the period. Longer put bonds, which increased during the period as a percentage of net assets, also played a role in maintaining the fund's average maturity. At the end of June 2001, the fund's average maturity ended at 47 days, considerably above the peer group's average of 36 days. At the beginning of the calendar year, the paper we bought yielded 4% and higher. As of June 30, the one-year municipal note was yielding only 2.53%. With rates so low, the longer paper helped performance.

Investment Objective and Strategy:

Stein Roe Municipal Money Market Fund seeks maximum current income exempt from federal income tax, consistent with capital preservation and maintenance of liquidity by investing principally in a diversified portfolio of high quality, short-term municipal securities.

Fund Inception:

March 15, 1983

Net Assets:

$108.1 million

Securities Type Breakdown as of 6/30/01 (unaudited)

[BAR CHART]



                           % of investments



Variable Rate Notes                 71.3

Tax Exempt Bonds                     8.5

Other Tax-Exempt Notes               7.3

Put Bonds                            5.6

Tax & Revenue Anticipation Notes     2.5

Commercial Paper                     2.4

Bond Anticipation Notes              2.4



     The spikes in performance of variable rate demand notes also helped the fund's performance during the period. With variable rate demand notes, we had a few periods during the fiscal year when yields were very attractive. At the end of September 2000, for example, we were able to buy variable rate demand notes yielding in the mid 5% range. At the same time, these securities, which offered us daily and weekly liquidity, gave us great flexibility. Variable rate demand notes rely more on supply and demand than on interest rates.

End of rate cuts may be near

     We believe the yield curve may flatten even more if the Fed cuts rates one more time. At that point we expect to be near the end of the Fed's easing phase. Accompanying this should be a period of relative calm in the markets until the economy turns. When that happens, interest rates may go back up. We will be cautious in lengthening the fund's average maturity from its present level, although we plan to look for extremely attractive longer notes until August. If we see signs of rates swinging the other way, we expect to shorten the fund's average maturity.

Portfolio Statistics (unaudited)

                                            As of 6/30/01        As of 6/30/00
------------------------------------------------------------------------------

7-Day Dollar-Weighted Average Maturity          47 days            40 days

7-Day Current Tax Free Yield*                    2.69%               3.91%





* Net of all fees and expenses and represents an annualization of dividends declared and payable to shareholders for the last seven days of investments.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT STEINROE.COM FOR MONTHLY PERFORMANCE UPDATES. Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares.

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Source of Lipper data: Lipper Inc.

MATURITY (UNAUDITED)

% of net assets as of 6/30/01

[PIE CHART]



1-29 days                  75.1%

30-89 days                  6.5%

90-179 days                 9.3%

180-299 days                5.0%

Greater than 299 days       4.1%

Performance Summary

STEIN ROE INTERMEDIATE MUNICIPALS FUND
Average Annual Total Return (%), Year Ended June 30, 2001

                                          1-Year     5-Year      10-Year
-------------------------------------------------------------------------
Stein Roe Intermediate
Municipals Fund, Class S                   8.74       5.53        6.18
-------------------------------------------------------------------------
Stein Roe Intermediate
Municipals Fund, Class A
 with sales charge                         8.68       5.52        6.17
 without sales charge                      3.49       4.49        5.65
-------------------------------------------------------------------------
Stein Roe Intermediate
Municipals Fund, Class B
 with sales charge                         8.38       5.46        6.14
 without sales charge                      3.38       5.13        6.14
-------------------------------------------------------------------------
Stein Roe Intermediate
Municipals Fund, Class C
 with sales charge                         8.59       5.50        6.16
 without sales charge                      7.59       5.50        6.16
-------------------------------------------------------------------------
Lehman Brothers 10-Year
Municipal Bond Index                       9.49       6.58        7.25
-------------------------------------------------------------------------
Lipper Intermediate
Municipal Debt Fund Average                8.48       5.30        6.06
-------------------------------------------------------------------------

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT STEINROE.COM FOR MONTHLY PERFORMANCE UPDATES. Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. An expense limitation of 0.70% was in effect for part of the periods shown. Returns would have been lower without the limitation. Total return includes changes in share price and reinvestment of income and capital gains distributions, if any. The Lehman Brothers 10-Year Municipal Bond Index is an unmanaged group of fixed-income securities that differs from the composition of the fund; it is not available for direct investment. Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives. Income may be subject to state or local taxes and the federal alternative minimum tax. Capital gains, if any, are subject to federal, state and local taxes. Source: Lipper Inc.

Class A, B, and C share (newer class shares) performance includes returns of the fund's class S shares (the oldest existing fund class) for periods prior to the inception dates of the newer class shares. Class S share returns are not restated to reflect any expense differential, e.g., 12b-1 fees, between class S and the newer class shares. Had the expense differential been reflected, the returns for the period prior to inception of class A, B, and C would have been lower.

The "with sales charge" returns include the maximum 4.75% charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: through first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter
- 0%, and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

INVESTMENT COMPARISONS

[LINE CHART]

GROWTH OF A $10,000 INVESTMENT JUNE 30, 1991 TO JUNE 30, 2001


As of 6/30/2001



         STEIN ROE                          LEHMAN BROTHERS
         INTERMEDIATE MUNICIPALS            10-YEAR MUNICIPAL

         FUND, CLASS S: $18,209             BOND INDEX: $20,142

1991     10000                                  10000

         10317                                  10398

         10682.2                                10724.5

         10651.2                                10714.8

1992     11028.3                                11132.7

         11285.3                                11456.7

         11497.4                                11681.2

         11914.8                                12133.3

1993     12231.7                                12533.7

         12607.2                                12983.7

         12768.6                                13173.2

         12227.2                                12475

1994     12373.9                                12658.4

         12434.6                                12747

         12341.3                                12545.6

         12925                                  13413.8

1995     13191.3                                13769.3

         13556.7                                14251.2

         13937.6                                14698.7

         13858.2                                14603.1

1996     13916.4                                14648.4

         14159.9                                14941.4

         14516.8                                15367.2

         14496.5                                15364.1

1997     14896.6                                15869.6

         15285.4                                16361.6

         15604.8                                16785.3

         15731.2                                16958.2

1998     15915.3                                17214.3

         16376.8                                17803

         16455.4                                17918.7

         16542.6                                18020.9

1999     16244.9                                17608.2

         16282.2                                17720.9

         16223.6                                17696.1

         16497.8                                18108.4

2000     16746.9                                18396.3

         17081.9                                18852.5

         17751.5                                19599.1

         18140.2                                20053.8

2001     18209                                  20142





Performance of a $10,000 investment in all shares
-------------------------------------------------
6/30/91-6/30/01

Stein Roe                               without sales          with sales
Intermediate Municipals                  charge ($)            charges ($)
--------------------------------------------------------------------------
Class S                                      18,209                n/a
--------------------------------------------------------------------------
Class A                                      18,200              17,328
--------------------------------------------------------------------------
Class B                                      18,149              18,149
--------------------------------------------------------------------------
Class C                                      18,185              18,185
--------------------------------------------------------------------------






MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT STEINROE.COM FOR MONTHLY PERFORMANCE UPDATES. Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. The line chart assumes a $10,000 investment on 6/30/91, reinvestment of distributions, and compares fund performance to an unmanaged group of fixed income securities that differs from the composition of any Stein Roe fund; it is not available for direct investment. Source: Lipper Inc.

Portfolio Manager's report

Fund Commentary

COMMENTARY FROM BILL LORING,
PORTFOLIO MANAGER OF STEIN ROE
INTERMEDIATE MUNICIPALS FUND


     The intermediate sector of the municipal bond market enjoyed strong performance during the 12 months ended June 30, 2001. Stein Roe Intermediate Municipals Fund performed well, delivering a total return of 8.74% (Class S) and outperforming its peer group, the Lipper Intermediate Municipal Debt Funds Average, which returned 8.48% for the period. The fund underperformed its benchmark, the Lehman Brothers 10-Year Municipal Bond Index, which returned 9.49% for the same period.

Longer intermediate bonds outperform

     The fund's performance was enhanced by its holdings in longer intermediate bonds. During the first half of the period, we increased our holdings in the 14-20 year bond sector (without raising the average weighted maturity of the portfolio beyond 10 years) and used this positioning to take advantage of market rallies during the period. These longer intermediate bonds continued to perform well throughout the period and provided significant benefits to the fund's performance.

Investment Objective and Strategy:

Seeks a high level of total return, consisting of current income exempt from federal income tax, consistent with the preservation of capital.

Fund Inception:

October 9, 1985

Net Assets:

$153.1 million

Exposure to zero coupon bonds increased

     We increased our holdings in zero coupon bonds during the period in an effort to further boost performance. Zero coupon bonds do not pay periodic interest; instead, they pay interest only at maturity. Since they are traditionally sold at a deep discount to make up for the lack of interest payments, the value of these bonds increases when interest rates decline. Adding zero coupon bonds to the portfolio benefited the fund's performance in an environment of declining interest rates.

TOP 10 STATES AS OF 6/30/01 (UNAUDITED)

[BAR CHART]


                     % of net assets

New York                  12.8

Illinois                   9.6

Texas                      7.4

Georgia                    5.9

Michigan                   5.2

Massachusetts              5.2

Arizona                    4.9

Indiana                    4.2

Ohio                       4.1

California                 3.4





Managing duration in response to interest rate changes

     Prior to the beginning of this fiscal year, we kept the fund's duration short because it appeared that interest rates would continue to rise as long as economic growth remained unchecked. (Duration measures a fund's sensitivity to interest rate increases, so our strategy helped to keep the fund's value relatively stable.) During the first half of the period, however, the economy began to slow and interest rate increases were put on hold. In response to this development, we began extending the fund's duration in order to take advantage of the lower interest rates we anticipated. The Fed subsequently reversed its position and began a series of interest rate cuts, which benefited the fund because of its longer duration.

High yield bonds struggle during the period

     The performance of the portfolio's high yield holdings reflected the struggling high yield market during the period. The outlook for high yield seemed to brighten during the first two months of 2001, but the high yield market stumbled again in the final months of the period.

As a result, the high yield portion of the fund's portfolio provided generally disappointing results. Fortunately, we maintained a relatively underweighted position in high yield issues, so the negative impact on fund performance was limited.

Portfolio Quality
(unaudited)

% of net assets as of 6/30/01

AAA                    66.3

AA                     15.7

A                       7.2

BBB and Below           6.9

Non-Rated               3.9





Outlook for coming months
generally positive

     We believe the Fed has left the door wide open for further interest rate cuts and that concerns about inflation are overstated. If interest rates continue to fall, as we expect they will, we should see a rally in the bond market. We believe these gains should be greatest for longer-term securities, many of which are currently undervalued. We also believe the current rebound of the stock market may be short-lived, and we expect to see more indications of slowing in the coming months.

     Favorable trends in the municipal market may continue as well. In recent years, strong economies and high tax revenues have allowed state and local economies to fund new projects with cash rather than by issuing debt. This has caused the municipal bond supply to dwindle. In a slower economic environment, however, the supply of municipal bonds should return to historical levels.

Portfolio Statistics (unaudited)

                                 As of 6/30/01        As of 6/30/00
-----------------------------------------------------------------------

Average Duration                    6.7 years           6.2 years

Average Weighted Maturity           9.1 years           9.4 years

Average Weighted Coupon               5.9%                6.12%

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT STEINROE.COM FOR MONTHLY PERFORMANCE UPDATES. Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares.

Total return includes changes in share price and reinvestment of income and capital gains distributions, if any. Portfolio holdings are as of 6/30/01 and are subject to change. The advisor currently limits expenses to 0.70% of average net assets. Fund return as of 6/30/01 would have been lower without this limit. Income distributions are exempt from federal income taxes but may be subject to federal alternative minimum tax and state and local taxes. Capital gains, if any, are also taxable. The Lehman Brothers 10-Year Municipal Bond Index is an unmanaged group of investment-grade municipal bonds; it is not available for direct investment.

Tax-exempt investing offers current tax-free income, but also involves certain risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. The municipal bond management team seeks to identify opportunities and attempts to react quickly to market changes.

Source of Lipper data: Lipper Inc.

MATURITY (UNAUDITED)

% of net assets as of 6/30/01

[PIE CHART]



0-5 years                           29.1%

5-10 years                          31.3%

10-15 years                         20.2%

Greater than 15 years               19.4%

Performance Summary

STEIN ROE MANAGED MUNICIPALS FUND

Average Annual Total Return (%), Year Ended June 30, 2001

                                         1-Year      5-Year      10-Year
-------------------------------------------------------------------------
Stein Roe Managed
Municipals Fund                           10.13       6.05        6.56
-------------------------------------------------------------------------
Lehman Brothers
Municipal Bond Index                       9.98       6.54        7.16
-------------------------------------------------------------------------
Lipper General
Municipal Debt Fund Average                9.23       5.44        6.49
-------------------------------------------------------------------------


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT STEINROE.COM FOR MONTHLY PERFORMANCE UPDATES. Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. Total return includes changes in share price and reinvestment of income and capital gains distributions, if any. The Lehman Brothers Municipal Bond Index is an unmanaged group of fixed-income securities that differs from the composition of the fund; it is not available for direct investment. Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives. Income may be subject to state or local taxes and the federal alternative minimum tax. Capital gains, if any, are subject to federal, state and local taxes. Sources: Lipper Inc. and Bloomberg Business News.

INVESTMENT COMPARISONS

[LINE CHART]

Growth of a $10,000 Investment June 30, 1991 to June 30, 2001


As of 6/30/2001



         Stein Roe Managed                  Lehman Brothers
         Municipals Fund: $18,878           Municipal Bond Index: $19,963

1991     10000                                  10000

         10363                                  10389

         10738.1                                10737

         10744.6                                10769.2

1992     11191.6                                11177.4

         11432.2                                11474.7

         11627.7                                11683.6

         12075.3                                12117

1993     12399                                  12513.2

         12794.5                                12936.2

         12936.5                                13117.3

         12258.6                                12397.2

1994     12364                                  12533.5

         12414.7                                12620

         12240.9                                12439.5

         13026.8                                13319

1995     13243                                  13640

         13598                                  14031.5

         14276.5                                14611

         13963.8                                14435.6

1996     14074.2                                14545.4

         14409.1                                14878.4

         14814                                  15257.8

         14760.7                                15221.2

1997     15274.4                                15746.4

         15766.2                                16220.3

         16193.5                                16659.9

         16308.4                                16851.5

1998     16551.4                                17107.6

         17048                                  17632.8

         17083.8                                17738.6

         17169.2                                17896.5

1999     16829.2                                17581.5

         16681.1                                17511.2

         16496                                  17374.6

         16952.9                                17881.9

2000     17141.1                                18152

         17545.6                                18591.2

         18554.5                                19403.7

         18912.6                                19834.4

2001     18878                                  19963.4





MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT STEINROE.COM FOR MONTHLY PERFORMANCE UPDATES. Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. The line chart assumes a $10,000 investment on June 30, 1991, reinvestment of distributions, and compares fund performance to an unmanaged group of fixed income securities that differs from the composition of any Stein Roe fund; it is not available for direct investment. Source: Lipper Inc.

Portfolio Managers' Report

Fund Commentary

COMMENTARY FROM BILL LORING AND BRIAN HARTFORD, PORTFOLIO CO-MANAGERS OF STEIN ROE MANAGED MUNICIPALS FUND


     The Stein Roe Managed Municipals Fund experienced strong performance during the 12-month period ended June 30, 2001, as bond markets experienced a long-awaited rebound. The fund returned 10.13% for the period, outperforming both its benchmark, the Lehman Brothers Municipal Bond Index, and its peer group, the Lipper General Municipal Debt Funds Average. The Lehman Brothers Index returned 9.98% for the period, while the Lipper peer group returned 9.23%.

Long-term munis receive limited benefit from interest rate cuts

     In an attempt to re-stimulate the sluggish economy, the Fed lowered key short-term interest rates six times during the first half of 2001 for a total of 2.75%. While these rate cuts benefited the bond market in general, concerns about the possibility of inflation caused investors to shy away from long-term bonds. Thus, the fund's long-term holdings experienced less of a benefit from these interest rate cuts than their shorter-term counterparts.

Investment Objective and Strategy:

Seeks a high level of total return consistent with prudent risk, consisting of current income exempt from federal income tax and opportunities for capital appreciation.

Fund Inception:

February 23, 1977

Net Assets:

$454.4 million

Zero coupon holdings increased during period

     In an effort to amplify the effects of lower interest rates and enhance fund performance, we increased the fund's position in zero coupon bonds during the period. Zero coupon bonds, or "zeros," pay interest only at maturity, not on a periodic basis. To compensate for this lack of periodic interest payments, zeros are sold at a deep discount. The value of these bonds increases when interest rates decline, and the increase is typically more dramatic than that of coupon bonds. Adding zeros to the portfolio allowed the fund to more fully benefit from interest rate declines.

Top 10 States as of 6/30/01 (unaudited)

[BAR CHART]



                     % of net assets

Georgia                    14.0

Illinois                   10.9

Massachusetts              10.0

California                  6.9

Texas                       5.9

Pennsylvania                5.8

New York                    5.6

Washington                  4.5

Florida                     3.6

Indiana                     3.4




Performance boosted by longer intermediate holdings

     The fund also did well by its holdings in longer intermediate bonds. Early in the period, we increased our holdings in the 14-20 year bond sector. These longer intermediate bonds performed well throughout the period and provided a boost to the fund's performance.

Duration adjusted for economic conditions

     Going into this fiscal year, we had shortened the fund's duration because it appeared that interest rates would continue to rise as long as economic growth remained unchecked. (The shorter a fund's duration, the less its share price will fall when interest rates rise, and vice versa.) During the past 12 months, the economy slowed, interest rate increases were put on hold and subsequently interest rates began to decline. In response to this development, we extended the fund's duration in order to better take advantage of these lower interest rates.

High yield bonds continue to underperform

     The high yield bond market struggled during the first half of the period, as the market seemed to decide this was a bad time for taking credit risk. In the first two months of 2001, the high yield bond market made a bit of a recovery, but stumbled again in the final months of the period. As a result, the high yield sector of the fund's portfolio generally provided disappointing returns. Fortunately, we held an underweighted position in high yield bonds, so the poor performance in this sector had only a limited impact on the fund's performance.

Long-term outlook remains consistent

     We believe the current rebound of the stock market may be short-lived, and we expect to see more indications of slowing in the coming months. We also believe the Fed has left the door open for further interest rate cuts and that concerns about inflation are overstated. If interest rates continue to fall, we should see a rally in the bond market. We believe these gains should be greatest for longer-term securities, many of which are currently undervalued. We plan to continue to invest primarily in investment-grade securities with maturities of 15 to 20 years and to seek out opportunities to increase our position in securities at the longer end of the maturity spectrum.

Portfolio Quality
(unaudited)

% of net assets as of 6/30/01

AAA                    52.7

AA                     19.9

A                      14.2

BBB and Below           7.6

Non-Rated               5.6





Portfolio Statistics (unaudited)

                                 As of 6/30/01        As of 6/30/00
-----------------------------------------------------------------------

Average Duration                   10.7 years           9.4 years

Average Weighted Maturity          16.5 years          16.1 years

Average Weighted Coupon               5.38%               5.77%

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT STEINROE.COM FOR MONTHLY PERFORMANCE UPDATES. Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares.

Total return includes changes in share price and reinvestment of income and capital gains distributions, if any. Portfolio holdings are as of 6/30/01 and are subject to change. Income distributions are exempt from federal income taxes but may be subject to the federal alternative minimum tax and state and local taxes. Capital gains, if any, are also taxable. The Lehman Brothers Municipal Bond Index is an unmanaged group of investment grade municipal bonds; it is not available for direct investment.

Tax-exempt investing offers current tax-free income, but it also involves certain risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. The municipal bond management team seeks to identify opportunities and attempts to react quickly to market changes.

Source of Lipper data: Lipper Inc.

Maturity (unaudited)

% of net assets as of 6/30/01

[PIE CHART]



Less than 5 years                    1.1%

5-10 years                          16.4%

10-15 years                         28.4%

15-20 years                         23.8%

20-25 years                         17.0%

Greater than 25 years               13.3%







16

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     This page intentionally left blank

Performance Summary

STEIN ROE HIGH-YIELD MUNICIPALS FUND

Average Annual Total Return (%), Year Ended June 30, 2001

                                         1-Year      5-Year      10-Year
-------------------------------------------------------------------------
Stein Roe High-Yield
Municipals Fund                            6.78       5.34        5.97
-------------------------------------------------------------------------
Lehman Brothers
Municipal Bond Index                       9.98       6.54        7.16
-------------------------------------------------------------------------
Lipper High-Yield
Municipal Debt Fund Average                6.75       4.50        5.81
-------------------------------------------------------------------------

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT STEINROE.COM FOR MONTHLY PERFORMANCE UPDATES. Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. Total return includes changes in share price and reinvestment of income and capital gains distributions, if any. The Lehman Brothers Municipal Bond Index is an unmanaged group of fixed-income securities that differs from the composition of the fund; it is not available for direct investment. Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives. Income may be subject to state or local taxes and the federal alternative minimum tax. Capital gains, if any, are subject to federal, state and local taxes. Sources: Lipper Inc. and Bloomberg Business News.

INVESTMENT COMPARISONS

Growth of a $10,000 Investment June 30, 1991 to June 30, 2001


As of 6/30/2001



         Stein Roe High-Yield       Lehman Brothers
         Municipals Fund: $17,859   Municipal Bond Index: $19,963

1991     10000                      10000

         10294                      10389

         10517.4                    10737

         10550                      10769.2

1992     10897.1                    11177.4

         10861.1                    11474.7

         11079.4                    11683.6

         11472.7                    12117

1993     11755                      12513.2

         12117                      12936.2

         12258.8                    13117.3

         11632.4                    12397.2

1994     11867.3                    12533.5

         11921.9                    12620

         11765.8                    12439.5

         12589.4                    13319

1995     12882.7                    13640

         13213.8                    14031.5

         13850.7                    14611

         13674.8                    14435.6

1996     13769.1                    14545.4

         14061                      14878.4

         14471.6                    15257.8

         14494.8                    15221.2

1997     14990.5                    15746.4

         15428.2                    16220.3

         15851                      16659.9

         16034.8                    16851.5

1998     16240.1                    17107.6

         16608.7                    17632.8

         16690.1                    17738.6

         16837                      17896.5

1999     16757.8                    17581.5

         16617.1                    17511.2

         16332.9                    17374.6

         16555.1                    17881.9

2000     16730.5                    18152

         17090.2                    18591.2

         17502.1                    19403.7

         17738.4                    19834.4

2001     17859.5                    19963.4





MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT STEINROE.COM FOR MONTHLY PERFORMANCE UPDATES. Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. The line chart assumes a $10,000 investment on 6/30/91, reinvestment of distributions, and compares fund performance to an unmanaged group of fixed income securities that differs from the composition of any Stein Roe fund; it is not available for direct investment. Source: Lipper Inc.

Portfolio Manager's Report

Fund Commentary

COMMENTARY FROM MAUREEN NEWMAN,
PORTFOLIO MANAGER OF STEIN ROE
HIGH-YIELD MUNICIPALS FUND


     For the 12 months ended June 30, 2001, Stein Roe High-Yield Municipals Fund delivered a total return of 6.78%. The fund slightly outperformed its peer group, the Lipper High-Yield Municipal Debt Fund Average, which returned 6.75% for the same period. However, the fund's return was lower than that of its benchmark, the Lehman Brothers Municipal Bond Index, which returned 9.98%. One reason for this underperformance is that the index reflects the broad municipal bond market, while the fund invests mainly in high yield municipal issues, which underperformed other segments of the market during the period. Also, the issuer of one security in the fund's portfolio, Phoenix Memorial Hospital, declared bankruptcy in February, greatly affecting the fund's performance.

Investment Objective and Strategy:

Seeks a high level of total return consisting of current income exempt from ordinary federal income tax and opportunities for capital appreciation.

Fund Inception:

March 5, 1984

Net Assets:

$224.9 million

Investors diversified into bonds

     Economic conditions during the period benefited the bond market. Early in the period, the Fed raised interest rates in an effort to bring economic growth down to a more manageable rate. Amid signs of an economic slowdown, the Fed had to reverse course during the second half of the period, lowering interest rates six times for a total of 2.75%. Increased economic uncertainty caused high yield bonds to underperform. However, stock market declines led more investors to diversify into bond funds.

Economic conditions impact portfolio decisions

     In advance of this economic slowdown, we rotated the portfolio away from the more cyclical areas of the bond market, such as manufacturing and other industrial-based sectors. Instead, we focused on non-cyclical sectors such as multifamily housing, hospitals and transportation, which are not as strongly impacted by slowdowns in the economy. For instance, we invested in a Las Vegas monorail project (NV State Department of Business & Industry, 0.4% of net assets) designed to facilitate movement among the citycasinos. We also purchased a bond backed by revenues from a toll road connecting Denver's fast-growing suburbs to its airport (E-470 Public Highway Authority, 1.0% of net assets).

     We also focused on broadening diversification by industry sector and geographic location. Recently, we have found value in California bonds, which had underperformed due to the current energy crisis in the region and its potential impact on credit quality.

Top 10 States as of 6/30/01 (unaudited)

[BAR CHART]



                           % of net assets

Florida                    9.9

Pennsylvania               8.6

Texas                      6.8

Colorado                   6.5

Washington                 6.0

Indiana                    4.5

North Carolina             4.1

Massachusetts              4.0

Mississippi                4.0

Georgia                    3.5





 Inverse floaters used to boost income

     During the period, a portion of the fund's assets was invested in inverse floaters. These securities pay interest that increases when short-term interest rates fall, as they have recently. While the use of inverse floaters provides the possibility of higher tax-exempt income, it also adds price volatility to the portfolio.

Portfolio Quality
(unaudited)

% of net assets as of 6/30/01

AAA                    13.9

AA                     10.6

A                      14.7

BBB                    18.7

BB and Below            7.0

Non-Rated              35.1





     Inverse floaters are securities that are derived from bonds. All of the inverse floaters in the fund were created from AAA rated insured bonds that were placed in trusts to create the derivative securities. Though some of the fund's inverse floaters themselves do not carry ratings, the advisor believes them to be of high credit quality. The fund had 7.8% of its assets invested in inverse floaters at June 30, 2001, up from 0% at June 30, 2000. Of that 7.8%, 5.8% was non-rated.

Looking ahead

     During the first half of 2001, the Fed aggressively cut interest rates. We feel the bond market probably overreacted to concerns about inflation stemming from these cuts and that the recent drop in bond prices has created some good opportunities in the bond market. While we do not expect to see inflation return in the months to come, we also do not expect a strong economic rebound in the second half of 2001. We anticipate further rate cuts from the Fed, although not on such an aggressive schedule, and we have positioned the fund to take advantage of lower long-term interest rates.

Portfolio Statistics (unaudited)

                                 As of 6/30/01        As of 6/30/00
-------------------------------------------------------------------

Average Duration                    8.4 years           7.4 years

Average Weighted Maturity          18.2 years          16.9 years

Average Weighted Coupon               6.68%               6.65%

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT STEINROE.COM FOR MONTHLY PERFORMANCE UPDATES. Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares.

Total return includes changes in share price and reinvestment of income and capital gains distributions, if any. Portfolio holdings are disclosed as a percentage of SR&F High-Yield Municipals Portfolio as of 6/30/01 and are subject to change. Income distributions are exempt from federal income taxes but may be subject to the federal alternative minimum tax and state and local taxes. Capital gains, if any, are also taxable. The Lehman Brothers Municipal Bond Index is an unmanaged group of investment grade municipal bonds; it is not available for direct investment.

Investing in high yield bonds involves greater credit risks than investing in higher-quality bonds. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. The municipal bond management team seeks to identify opportunities and attempts to react quickly to market changes.

Source of Lipper data: Lipper Inc.

Maturity (unaudited)

% of net assets as of 6/30/01

[PIE CHART]



Less than 5 years                    4.0%

5-10 years                          14.0%

10-15 years                         15.6%

15-20 years                         23.1%

20-25 years                         22.0%

Greater than 25 years               21.3%

SR&F Municipal Money Market Portfolio

INVESTMENT PORTFOLIO
June 30, 2001


MUNICIPAL SECURITIES - 102.2%                           PAR          VALUE

   ALABAMA - 0.5%
   Opelika Water Works Board, Series 2001,
     4.000%, 6/1/02............................  $  570,000     $  575,640
                                                                ----------

   ARIZONA - 2.5%
   Mesa, Series 1991, 6.000%, 7/1/01...........   1,000,000      1,000,057
   Phoenix Industrial Development Authority,
     Spring Air Mattress Co., Series 1999,
        3.000%, 4/1/19 (a)                        1,870,000      1,870,000
   Tucson Business Development Finance
     Authority, Series 1992, 5.850%, 7/1/01....     100,000        100,005
                                                                ----------
                                                                 2,970,062
                                                                ----------
   CALIFORNIA - 0.8%
   State Higher Education Loan Authority,
     Series 1994 A, VRDB 2.870%, 7/1/05 (a)....   1,000,000      1,000,000
                                                                ----------

   COLORADO - 6.9%
   Boulder County, Boulder Medical Center
     Project, Series 1998, 2.900%, 1/1/17......   2,300,000      2,300,000
   Boulder County, Humane Society, Inc.
     Project, Series 2001, 2.850%, 5/1/20......     300,000        300,000
   Colorado Springs, Catalano Family L.L.P.,
     Series 1998, 2.950%, 7/1/18 (a)...........   1,025,000      1,025,000
   Denver City & County, Worldport Project,
     Series 2000 A, 2.950%, 12/1/29............   1,200,000      1,200,000
   Lowry Economic Redevelopment Authority,
     Series 1998 B, VRDB 2.650%, 12/1/20.......     900,000        900,000
   SBC Metropolitan District, Series 1998,
     4.450%, 12/1/17...........................   2,000,000      2,000,000
   State Board of Agriculture, Series 2001,
     4.000%, 12/1/01...........................     300,000        301,356
   State Land & Facilities Corp, South
     Suburban Park & Recreation District,
     Series 2001, 3.250%, 12/1/01..............     390,000        390,000
                                                                ----------
                                                                 8,416,356
                                                                ----------
   DISTRICT OF COLUMBIA - 1.7%
   District of Columbia Housing Finance Agency,
     Series 2000 E, 4.600%, 7/23/01 (a)........   1,000,000      1,000,000
   District of Columbia Housing Finance Agency,
     Series 2001 B, 3.400%, 10/1/01............   1,000,000      1,000,000
                                                                ----------
                                                                 2,000,000
                                                                ----------
   GEORGIA - 1.5%
   Conyers, Series 1993, 4.380%, 7/1/02........     150,000        151,722
   Morgan County Development Authority,
     Ivex Corp., Series 1998, 3.050%, 6/1/08...     800,000        800,000
   Winder-Barrow Industrial Building Authority,
     Thrall Car Manufacturing Co., Series 1988,
     2.950%, 8/1/08............................     800,000        800,000
                                                                ----------
                                                                 1,751,722
                                                                ----------



See accompanying Notes to Financial Statements.

                                                        Par          Value

   IDAHO - 0.8%
   Idaho TAN, 3.75%, 6/28/02...................  $1,000,000    $ 1,011,080
                                                               -----------
   ILLINOIS - 27.7%
   ABN AMRO Munitops Certificates,
     Series 1998-14, VRDB 2.790%, 10/4/06 (b)..   1,000,000      1,000,000
   Chicago, Archer Court Apartments,
     Series 1999 B, 2.800%, 6/1/19 (a).........   1,010,000      1,010,000
   Chicago, De LaSalle Institute Project,
     Series 1997, VRDB 2.750%, 4/1/27..........     900,000        900,000
   Chicago, Midway Airport, Series 1999, VRDB
     3.000%, 1/1/29 (a)........................   1,960,000      1,960,000
   Chicago, PS Greetings, Inc., Series 1999,
     VRDB 3.000%, 5/1/24 (a)...................   1,420,000      1,420,000
   Chicago, Series 1997, VRDB 4.380%, 1/1/06...     900,000        900,000
   Chicago, Series 1999 A, 4.250%, 1/3/02......   1,000,000      1,000,000
   Chicago, Series 2001, 3.650%, 1/3/03........   1,000,000      1,000,000
   Chicago, Series 2001 B, 3.750%, 3/1/02......   1,000,000      1,000,000
   Chicago, Stockyards Redevelopment Project,
     Series 1999 A, VRDB 2.750%, 12/1/11.......   1,400,000      1,400,000
   East Dundee Otto Engineering, VRDB
     2.800%, 3/1/26............................     850,000        850,000
   Elk Grove Village, Series 2001, 4.000%,
     12/1/01...................................     905,000        907,592
   Glendale Heights, Judy L.L.C./York
     Corrugated, C160 Series 1998, VRDB
     2.950%, 8/1/28 (a)........................   1,480,000      1,480,000
   HDA Multi-Farm Sterling, VRDB 2.950%,
     10/1/35...................................   1,000,000      1,000,000
   Lake County Community High School District
     No. 127, Series 2001, 4.000%, 11/1/01.....     315,000        315,623
   Melrose Park, Ninos Enterprises, Inc.,
     Series 1999, 3.100%, 12/1/24 (a)..........   3,400,000      3,400,000
   Morton, Morton Welding Co., Inc.,
     Series 1996 A, 3.050%, 4/1/16 (b).........     835,000        835,000
   Orlando Hills, 88th Avenue Project,
     Series 1985 A, 2.800%, 12/1/04............   1,000,000      1,000,000
   Palatine, Little City Community Development
     Project, Series 1998, VRDB 2.900%,
     12/1/28...................................   1,000,000      1,000,000
   Springfield, Oak Terrace Joint Venture L.P.,
     Series 1999, VRDB 2.800%, 12/1/25.........   1,000,000      1,000,000
   Springfield, Phillips Brothers, Inc.,
     Series 1998, 2.950%, 6/1/18 (a)(b)........   1,350,000      1,350,000
   State Development Finance Authority, American
     Osteopathic Association, Series 1993, VRDB
     2.800%, 9/15/18...........................   2,155,000      2,155,000
   State Development Finance Authority, Ivex
     Corp. Project, VRDB 3.050%, 4/1/08........   1,500,000      1,500,000
   State Development Finance Authority, McCormick
     Theological Seminary, Series 1999 A,
     2.800%, 6/1/19............................   1,000,000      1,000,000
   State Development Finance Authority,
     Roosevelt University, Series 1995,
     2.800%, 4/1/25............................   1,500,000      1,500,000
   State Development Finance Authority,
     Wheaton Academy, Series 1998, VRDB
     2.800%, 10/1/28...........................   1,000,000      1,000,000
   State Educational Facilities Authority,
     Aurora University, Series 1989, VRDB
     2.800%, 1/1/09............................   1,400,000      1,400,000
   Wood River City, Series 2001, 3.000%,
     12/1/01...................................     285,000        285,000
                                                               -----------
                                                                33,568,215
                                                               -----------



See accompanying Notes to Financial Statements.

                                                        Par          Value
   INDIANA - 8.8%
   Elkhart County Economic Development
     Authority, VRDB 2.900%, 4/1/28............  $  975,000     $  975,000
   Elkhart County, Adorn, Inc., Series 1995,
     3.250%, 8/1/05 (a)........................   1,000,000      1,000,000
   Plymouth, Hillcrest Apartments,
     Series 1998 A, VRDB 2.900%, 4/1/28 (a)....     975,000        975,000
   Portage Economic Development Revision,
     Pedcor Investments, Series A, 2.950%,
     8/1/30....................................   3,335,000      3,335,000
   St. Joseph County, Pine Oaks Apartments,
     Series 1997 A, VRDB 2.900%, 6/1/27 (a)....   2,365,000      2,365,000
   State Development Finance Authority,
     Carr Metal Products, Inc., Series 1999,
     3.350%, 1/1/09 (a)........................   1,160,000      1,160,000
   State Transportation Finance Authority,
     Series 1992 A, 6.100%, 12/1/01............     850,000        855,898
                                                               -----------
                                                                10,665,898
                                                               -----------
   IOWA - 12.3%
   Clinton, Sethness Products Co., Series 1996,
     VRDB 2.850%, 9/1/11 (b)...................   3,700,000      3,700,000
   Muscatine County, Monsanto Co., Series 1992,
     2.800%, 10/1/07...........................   1,900,000      1,900,000
   Scott County, Nichols Aluminum Project,
     Series 1999, VRDB 2.850%, 6/1/14 (a)(b)...   2,600,000      2,600,000
   State, Series 2001, 3.880%, 1/30/02.........   1,000,000      1,004,808
   State, Series 2001 A, 3.750%, 6/21/02.......   1,000,000      1,010,446
   State Higher Education Loan Authority,
     St. Ambrose University Project,
     Series 1995, VRDB 2.850%, 2/1/05..........   1,800,000      1,800,000
   State Higher Education Loan Authority,
     American Institute of Business
     Series 1998, VRDB 2.850%, 11/1/13.........   1,880,000      1,880,000
   Woodbury County, Siouxland Medical
     Educational Foundation, Series 1996,
     VRDB 2.800%, 11/1/16......................   1,000,000      1,000,000
                                                               -----------
                                                                14,895,254
                                                               -----------
   KENTUCKY - 1.3%
   Shelby County, Roll Forming Corp.,
     Series 1996, 2.950%, 4/1/16 (a)(b)........   1,325,000      1,325,000
   State Property & Buildings Commission,
     Project No. 54, 5.250%, 9/1/01............     300,000        300,930
                                                               -----------
                                                                 1,625,930
                                                               -----------
   LOUISIANA - 0.8%
   State Public Facilities Authority,
     Series 2000 F, 5.000%, 10/17/01...........   1,000,000      1,001,284
                                                               -----------
   Maryland - 0.3%
   Baltimore, Wastewater Project, Series 2000 A,
     4.750%, 7/1/01............................     365,000        365,002
                                                               -----------
   MICHIGAN - 2.9%
   ABN AMRO Munitops Certificates, Series 1998-13,
     VRDB 2.730%, 10/4/06 (b)..................   2,000,000      2,000,000
   State Municipal Bond Authority, Series 2000 B-1,
     5.000%, 7/2/01............................   1,500,000      1,500,049
                                                               -----------
                                                                 3,500,049
                                                               -----------


See accompanying Notes to Financial Statements.

                                                        Par          Value
   MISSOURI - 0.5%
   Kansas City Industrial Development
     Authority, Lanter Co., Series 1987 A,
     VRDB 2.900%, 2/1/03.......................  $  350,000     $  350,000
   Springfield Public Utilities Board,
     Series 2001, 3.750%, 1/1/02...............     250,000        250,431
                                                                ----------
                                                                   600,431
                                                                ----------
   NEVADA - 2.9%
   Washoe County, Sierra Nevada College Project,
     Series 2000, VRDB 2.850%, 7/1/25..........   3,489,542      3,489,542
                                                                ----------
   NEW JERSEY - 0.8%
   Bayonne, Series 2000, 5.000%, 7/12/01.......   1,000,000      1,000,157
                                                                ----------
   NORTH CAROLINA - 0.6%
   New Hanover County, Certificates of
     Participation, Series 2000, 4.500%,
     12/1/01...................................     775,000        775,688
                                                                ----------
   OHIO - 1.0%
   Columbus, Series 1993 A, 4.500%, 7/1/01.....     100,000        100,002
   Environment Improvement Authority, U.S.
     Steel Corp. Project, 3.000%, 12/1/01......     400,000        400,000
   Hancock County, Crystal Glen Apartments
     Project, Series 1998 B, 2.880%,
     1/1/31 (a)................................     750,000        750,000
                                                                ----------
                                                                 1,250,002
                                                                ----------
   PENNSYLVANIA - 2.5%
   Bucks County Industrial Development
     Authority, USX Corp., Series 1995, VRDB
     2.650%, 11/1/17...........................   1,000,000      1,000,000
   Pittsburgh School District, Series 1998,
     4.000%, 9/1/01............................     700,000        700,170
   Quakertown General Authority, Pooled
     Financing Program, Series 1996 A,
     2.700%, 7/1/26............................   1,268,000      1,268,000
                                                                ----------
                                                                 2,968,170
                                                                ----------
   SOUTH CAROLINA - 2.0%
   Greenville County School District,
     Series 2001, 3.500%, 12/31/01.............   1,000,000      1,001,959
   Jobs Economic Development Authority,
     Persona, Inc. Project, Series 1998,
     2.800%, 4/1/18 (a)........................   1,400,000      1,400,000
                                                                ----------
                                                                 2,401,959
                                                                ----------
   SOUTH DAKOTA - 0.4%
   Sioux Falls, 4.500%, 11/15/01...............     500,000        502,940
                                                                ----------
   TENNESSEE - 2.8%
   Maryville, Series 2001, 4.250%, 4/1/02......     880,000        885,813
   Memphis Certificates of Participation,
     3.050%, 10/10/01..........................   1,000,000      1,000,000
   Memphis, Series 1992 A, 5.800%, 1/1/05......     250,000        257,307
   Memphis, Series 1992 A, 6.000%, 1/1/12......     250,000        261,263
   Oak Ridge, Series 2001, 4.250%, 4/1/02......   1,000,000      1,006,605
                                                                ----------
                                                                 3,410,988
                                                                ----------



See accompanying Notes to Financial Statements.

                                                        Par          Value
   TEXAS - 9.4%
   Brazos Harbor Industrial Development Corp.,
     Monsanto Co., Series 1991, 2.800%, 3/1/21.  $  900,000     $  900,000
   Brownsville Industrial Development Corp.,
     Tella Tool & Manufacturing Co.,
     Series 2000, 3.050%, 6/1/20 (a)...........   1,200,000      1,200,000
   Fort Bend County Industrial Development Corp.,
     W.W.Grainger, Inc., Series 1989, VRDB
     2.900%, 12/1/02...........................   1,110,000      1,110,000
   Grand Prairie Industrial Development Authority,
     W.W.Grainger, Inc., Series 1986, VRDB
     2.900%, 12/1/11 (a).......................     900,000        900,000
   Harris County, General Obligation Corporate
     Notes, 3.000%, 8/9/01.....................   2,000,000      2,000,000
   Harris County Industrial Development Authority,
     Precision General, Inc., Series 1991,
     2.950%, 10/1/16 (a)(b)....................   2,060,000      2,060,000
   Nueces River Authority, Corpus Christi Lake
     Texana Project, Series 1997, 4.380%,
     7/15/01...................................      50,000         50,008
   Public Financing Authority, Series 1993 A,
     5.000%, 10/1/01...........................     250,000        250,338
   Robertson County Industrial Development Corp.,
     Sanderson Farms, Inc., Series 1995,
     2.900%, 11/1/05 (a).......................     300,000        300,000
   San Felipe Del Rio Independent School
     District, Series 2000, 6.000%, 8/15/01....     580,000        581,131
   Texas, TRAN, Series 2000, 5.250%, 8/31/01...   2,000,000      2,003,209
                                                              ------------
                                                                11,354,686
                                                              ------------
   UTAH - 0.3%
   Murray City, Series 2001, 4.000%, 6/1/02....     370,000        372,652
                                                              ------------
   WASHINGTON - 0.9%
   State Housing Finance Commission, Hamilton
     Place Senior Living, Series 1996 A,
     2.850%, 7/1/28 (a)........................   1,090,000      1,090,000
                                                              ------------
   WISCONSIN - 9.3%
   Carlton, Wisconsin Power & Light Co.,
     Series 1988, 3.000%, 8/1/15...............     800,000        800,000
   Cedarburg School District, Series 2001 B,
     5.750%, 3/1/02............................     260,000        263,634
   Chase, Belgiosio Cheese, Inc., Series 1998,
     VRDB 2.950%, 4/1/11 (a)(b)................   1,000,000      1,000,000
   Fond du Lac, Brenner Tank, Inc., Series 1994,
     2.950%, 11/1/04 (a).......................   1,690,000      1,690,000
   Holland, White Clover Dairy, Inc.,
     Series 1994, 2.950%, 5/1/05 (a)(b)........   2,105,000      2,105,000
   Kenosha, Monarch Plastics, Inc., Series 1994,
     2.950%, 12/1/09 (a)(b)....................   1,575,000      1,575,000
   Pewaukee School District, Series 2001,
     3.130%, 5/30/02...........................   1,000,000      1,001,293
   State Health & Educational Facilities
     Authority, Grace Lutheran Foundation,
     Series 1999, VRDB 2.750%, 7/1/14 (b)......   2,555,000      2,555,000




See accompanying Notes to Financial Statements.

                                                        Par          Value
   WISCONSIN (CONT)
   Whitnall School District, Series 2001,
     3.550%, 4/1/02 ...........................    $250,000     $  249,870
                                                              ------------
                                                                11,239,797
                                                              ------------

TOTAL MUNICIPAL SECURITIES
   (cost of $123,803,504) (c)..................                123,803,504
                                                              ------------

OTHER ASSETS & LIABILITIES, NET - (2.2%)......                  (2,604,811)
                                                              ------------

NET ASSETS - 100.0%...........................                $121,198,693
                                                              ============

Notes to Investment Portfolio:
--------------------------------------------------------------------------

(a) Security is subject to federal alternative minimum tax. At June 30, 2001, the aggregate cost of these securities represented 32.2% of total net assets.

(b) These securities are exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2001, the value of these securities amounted to $22,105,000, which represents 18.2% of net assets.

(c) Cost for both financial statement and federal income tax purposes is the same.

   Variable rate demand bonds (VRDB) are securities whose yields are periodically reset at levels that are generally comparable to tax-exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit with a major bank. The rates listed are as of June 30, 2001.

            Acronym                 Name
            -------   ----------------------------------
              TAN        Tax Anticipation Notes
             TRAN     Tax and Revenue Anticipation Notes
             VRDB         Variable Rate Demand Bonds

See accompanying Notes to Financial Statements.

Stein Roe Intermediate Municipals Fund

INVESTMENT PORTFOLIO
June 30, 2001


Municipal Bonds - 99.9%                                 Par          Value
EDUCATION - 1.9%
   EDUCATION - 0.9%
   IL Latin School of Chicago, Series 1998,
     5.200%, 8/1/11............................  $  250,000     $  249,988
   IL State Development Finance Authority:
     Bradley University, Series 1999,
     5.375%, 8/1/19............................     225,000        227,651
   VT State Educational & Health Buildings
     Finance Agency, Norwich University,
     Series 1998, 5.750%, 7/1/13...............     100,000        101,899
   WV State University, Series 2000 A, (a)
     4/1/15....................................   1,500,000        738,330
                                                              ------------
                                                                 1,317,868
                                                              ------------
   STUDENT LOAN - 1.0%
   ME State Educational Loan Authority,
     Series 1992 A-2, 6.650%, 12/1/02..........     470,000        484,316
   NM State Educational Assistance Foundation,
     Series 1-A, 6.200%, 12/1/01...............     360,000        364,313
   TX State Higher Education Coordinating
     Board, Texas College, Series 1991,
     7.450%, 10/1/06...........................     665,000        678,500
                                                              ------------
                                                                 1,527,129
                                                              ------------
HEALTHCARE - 4.3%
   HOSPITAL - 3.7%
   AL East Health Care Authority Health Care
     Facilities, TANs, Series 1993, 5.625%,
     9/1/04....................................      50,000         52,138
   LA State Public Facilities Authority,
     Touro Infirmary, Series 1999, 5.200%,
     8/15/10...................................     905,000        897,814
   NJ State Health Care Facilities Financing
     Authority, Christ Hospital, Series 1994,
     7.000%, 7/1/03............................   1,730,000      1,856,377
   OH Green Springs, St. Francis Health Care
     Center, Series 1994 A, 7.000%, 5/15/04....      80,000         79,800
   SC Sumter County, Tuomey Regional Medical
     Center, Series 1991, 6.625%, 11/15/04.....   1,040,000      1,139,507
   TX Health Facilities Development Corporation
     Hospital, All Saints Episcopal Hospitals,
     Series 1993-A, 5.800%, 8/15/04............      80,000         84,962
   TX Tarrant County Health Facilities
     Development Corporation Hospital, Fort
     Worth Osteopathic Hospital Series 1993,
     5.800%, 5/15/04...........................      50,000         52,904
   WV State Hospital Finance Authority,
     Series 2000 A, 6.750%, 9/1/22.............   1,475,000      1,575,536
                                                              ------------
                                                                 5,739,038
                                                              ------------
   NURSING HOME - 0.6%
   IA State Finance Authority, Care Initiatives,
     Series 1998 B, 5.500%, 7/1/08.............     450,000        421,875
   MN New Hope, North Ridge Care Center, Inc.,
     Series 1999, 5.400%, 3/1/08...............     500,000        476,875
                                                              ------------
                                                                   898,750
                                                              ------------





See accompanying Notes to Financial Statements.

                                                        Par          Value
HOUSING - 1.3%
   MULTI-FAMILY - 0.2%
   MA State Housing Finance Agency, Series 1992 C,
     6.350%, 5/15/03...........................  $  200,000     $  208,706
   NJ State Housing and Mortgage Finance Agency,
     6.500%, 5/1/03............................      85,000         87,176
                                                              ------------
                                                                   295,882
                                                              ------------
   SINGLE FAMILY - 1.1%
   CA State Housing Finance Agency, Series B-1,
     5.900%, 2/1/04............................     645,000        678,721
   MD Montgomery County Housing Commission,
     Series A, 5.750%, 7/1/13..................     215,000        228,149
   NE State Investment Authority, Series C.,
     5.650%, 9/1/07............................     495,000        524,200
   RI Housing and Mortgage Finance Corporation,
     Homeownership Opportunity, Series 6-B:
       6.500%, 4/1/03..........................     100,000        102,018
       6.500%, 10/1/03.........................     200,000        204,518
                                                              ------------
                                                                 1,737,606
                                                              ------------
INDUSTRIAL - 0.1%
   MANUFACTURING - 0.1%
   SC State Economic Development Authority,
     Caterpillar, Inc., Series 1998, 5.050%,
     6/1/08....................................     100,000         98,375
                                                              ------------
OTHER - 13.2%
   POOL/BOND BANK - 3.7%
   IN Indianapolis Local Public Improvement
     Bond Bank, Series 1992 D, 6.500%, 2/1/06..   2,100,000      2,314,326
   NY State Environmental Facilities Corp.,
     Series 1994 D, 6.300%, 5/15/05............   3,000,000      3,300,840
                                                              ------------
                                                                 5,615,166
                                                              ------------
   REFUNDED/ESCROWED (B) - 9.5%
   AZ Maricopa County, Samaritan Health Services,
     Series 1978, 7.625%, 1/1/08...............   1,830,000      2,061,367
   CA Sacramento Cogeneration Authority, Procter &
     Gamble Project, 6.500%, 7/1/14............     500,000        567,335
   HI Honolulu City & County, Series 1995,
     6.000%, 11/1/10...........................     135,000        152,823
   IL Chicago, Skyway Toll Bridge, Series 1994,
     6.750%, 1/1/17............................   1,500,000      1,647,285
   IL Metropolitan Pier & Exposition Authority,
     McCormick Place Expansion Project, Series 1992 A:
       7.250%, 6/15/05.........................     385,000        434,950
       7.250%, 6/15/05.........................   1,145,000      1,295,808
   IL State Health Facilities Authority, Edgewater Medical
     Center, Series A, 9.250%, 7/1/24..........      95,000        111,234
   IN State Toll Road Commission, Series 1980,
     9.000%, 1/1/15............................   2,240,000      3,070,637
   MA State Health & Educational Facilities
     Authority, Carney Hospital, Series 1994 D,
     6.000%, 7/1/09............................   1,000,000      1,082,170
   MI Dickinson County, Memorial Hospital System,
     7.625%, 11/1/05...........................     195,000        207,919




See accompanying Notes to Financial Statements.

                                                        Par          Value
   REFUNDED/ESCROWED (CONT)
   MI State Hospital Finance Authority,
     Daughters of Charity and Providence,
     Series 1991, 6.500%, 11/1/01..............  $  315,000     $  319,023
   OH Cuyahoga County, Meridia Health System,
     6.300%, 8/15/06...........................     890,000        996,729
   OH Olmstead Falls Local School District,
     6.850%, 12/15/11..........................     550,000        621,401
   PA Westmoreland County Municipal Authority,
     Municipal Services, Series 1993-C, (a)
     8/15/17...................................   1,250,000        538,525
   SC Piedmont Municipal Power Agency,
     Series 1991 A, 6.125%, 1/1/07.............     335,000        371,260
   SC Sumter County, Tuomey Regional Medical
     Center, Series 1991, 6.625%, 11/15/04.....     960,000      1,057,315
                                                              ------------
                                                                14,535,781
                                                              ------------
OTHER REVENUE - 0.7%
   RECREATION - 0.7%
   OR State Department of Administrative Services,
     Series 1999 B, 5.250%, 4/1/15.............   1,000,000      1,022,450
                                                              ------------
   RETAIL - 0.0%
   IA State Finance Authority, Mason City
     Shopping Center, 8.500%, 12/1/04..........      50,000         50,508
   OH Lake County, North Madison Properties,
     Series 1993, 8.069%, 9/1/01...............      10,000         10,031
                                                              ------------
                                                                    60,539
                                                              ------------
RESOURCE RECOVERY - 2.8%
   DISPOSAL - 1.2%
   IL Development Finance Authority, Waste
     Management, Inc., Series 1997,
     5.050%, 1/1/10............................     865,000        817,477
   MA State Industrial Finance Agency, Peabody
     Monofill Associates, Inc., Series 1995,
     9.000%, 9/1/05............................      65,000         68,413
   MI State Strategic Fund, United Waste
     Systems, Inc., Series 1995, 5.200%,
     4/1/10....................................   1,000,000        963,820
                                                              ------------
                                                                 1,849,710
                                                              ------------
   RESOURCE RECOVERY - 1.6%
   MA State Industrial Finance Agency, Ogden
     Hill Project, Series 1998 A, 5.450%,
     12/1/12...................................     250,000        246,068
   NJ Bergen County Utilities Authority,
     Series 1992 A, 6.250%, 6/15/06............   2,000,000      2,226,320
                                                              ------------
                                                                 2,472,388
                                                              ------------
TAX-BACKED - 40.1%
   LOCAL APPROPRIATED - 0.0%
   AZ Phoenix Civic Improvement Corporation,
     Waste Water Lease, Series 1993,
     5.750%, 7/1/04............................      50,000         53,104
                                                              ------------
   LOCAL GENERAL OBLIGATIONS - 16.1%
   AZ Cochise County Unified School District
     No. 68, Sierra V Project, Series 1990 B,
     9.000%, 7/1/01............................     500,000        500,170
   AZ Maricopa County Unified School District
     No. 69, Paradise Valley, Series 1995,
     6.350%, 7/1/10............................     500,000        574,335




See accompanying Notes to Financial Statements.

                                                        Par          Value

   AZ Maricopa County Unified School District 97,
     Series 1996 A, 6.250%, 7/1/06.............  $1,750,000    $ 1,940,400
   AZ Phoenix General Obligation, 6.125%, 7/1/03    250,000        262,150
   AZ Tempe Unified School District No. 213,
     Series 1994, 7.000%, 7/1/08...............     500,000        586,525
   CA Carlsbad Unified School District, Series 1997,
     (a) 11/1/14...............................     300,000        154,044
   CA Natomas Unified School District, Series 1999,
     5.850%, 3/1/15............................     250,000        279,115
   CA Union Elementary Scholl District, Series 1999 A,
     (a) 9/1/20................................   1,000,000        352,060
   CA Yuba City Unified School District, Series 2000,
     (a) 9/1/16................................   1,960,000        887,606
   CO Adams County, School District Number 12:
     Series 1995 A, (a) 12/15/12...............   1,300,000        731,549
     Series 2001 A, 4.750%, 12/15/19...........   1,000,000        949,260
   HI Honolulu City & County:
     Series 1990 A, 7.350%, 7/1/06.............   1,000,000      1,154,030
     Series 1995, 6.000%, 11/1/10..............     365,000        408,709
   IL Chicago Board of Education, Series 1996,
     6.250%, 12/1/12...........................   2,100,000      2,411,136
   KS Wyandotte County Unified School District No. 204,
     Series 2000 A, 6.375%, 9/1/11.............     500,000        578,245
   LA Orleans Levee District, Series 1995 A,
     5.950%, 11/1/07...........................   2,200,000      2,429,526
   MI Anchor Bay School District, Series 2001,
     5.250%, 5/1/13............................   1,000,000      1,056,890
   MI Berkley, City School District,
     7.000%, 1/1/09............................     500,000        583,375
   MN West St. Paul, Independent School District
     No. 197, (a) 2/1/04.......................     500,000        455,650
   NY New York City:
     Series 1996 C, 5.700%, 2/1/06.............   1,000,000      1,077,280
     Series 1997 A, 7.000%, 8/1/06.............     850,000        968,422
     Series 1997 H, 6.000%, 8/1/17.............   1,000,000      1,065,790
     Series 1997 J, 6.125%, 8/1/11.............   1,500,000      1,642,455
   OH Marion City School District, Series 2000,
     6.500%, 12/1/14...........................     500,000        588,820
   OH Olmsted Falls School District, Series 1999,
     5.500%, 12/1/04...........................     420,000        437,850
   OH Strongsville, 6.000%, 12/1/06............     500,000        545,735
   PA Westmoreland County, Series 1997, (a)
     12/1/18...................................   1,000,000        393,880
   WA Snohomish County School District No. 002,
     Series 1993, 7.000%, 12/1/02..............   1,500,000      1,581,960
                                                              ------------
                                                                24,596,967
                                                              ------------
   SPECIAL NON-PROPERTY TAX - 8.4%
   FL Tampa, Series 2000, 6.000%, 10/1/08......   1,000,000      1,117,460
   GA Metropolitan Atlanta Rapid Transit Authority,
     Series 1998 A, 6.250%, 7/1/10.............   1,000,000      1,141,930
   IL Metropolitan Pier & Exposition Authority,
     McCormick Place Expansion Project, Series 1992 A,
     7.250%, 6/15/05...........................   1,220,000      1,367,217
   LA Sulphur Public Import Sales and Use Tax,
     Series 1993-ST, 5.650%, 4/1/04............      50,000         52,848
   MI State, Underground Storage Tank Financial
     Assistance, Series 1996 I, 6.000%, 5/1/05.   4,000,000      4,326,200




See accompanying Notes to Financial Statements.

                                                        Par          Value
   SPECIAL NON-PROPERTY TAX (CONT)
   NM Santa Fe, Series 1996 A, 6.500%, 6/1/06..  $1,555,000    $ 1,736,640
   NV State, Series 2000 A, 5.000%, 12/1/06....   1,000,000      1,056,270
   NY State Local Government Assistance Corp.,
     Series C, 6.000%, 4/1/12..................     150,000        170,103
   NY State Local Government Assistance Corp.,
     Series 1993 E, 5.250%, 4/1/16.............   1,000,000      1,048,190
   TX Houston, Series 2001 B, (a) 9/1/17.......   2,000,000        835,340
                                                              ------------
                                                                12,852,198
                                                              ------------
   SPECIAL PROPERTY TAX - 3.0%
   FL Stoneybrook Community Development District,
     Series 1998 B, 5.700%, 5/1/08.............   2,315,000      2,300,531
   MO State Development Finance Board, Midtown
     Redevelopment Project, Series 2000 A,
     6.000%, 4/1/14............................   2,000,000      2,198,260
                                                              ------------
                                                                 4,498,791
                                                              ------------
   STATE APPROPRIATED - 8.0%
   KS State Development Authority Lease Juvenile
     Detention Facility Project, Series 1992-H,
     5.750%, 6/1/02............................      60,000         61,676
   KY State Turnpike Authority, Series 1992,
     5.800%, 1/1/04............................   1,000,000      1,055,700
   MO State, Regional Convention & Sports
     Facility Project, Series 1991 A, 6.600%,
     8/15/03...................................     830,000        885,652
   NY Metropolitan Transportation Authority,
     Series 1993 O, 5.500%, 7/1/17.............   1,000,000      1,070,620
   NY State Dormitory Authority, Series 1995 A,
     6.500%, 5/15/05...........................   1,000,000      1,100,990
   NY State Dormitory Authority, City University,
     Series A, 5.625%, 7/1/16....................   500,000        545,725
   NY State Dormitory Authority, City University of
     New York, Series 1995, 5.625%, 7/1/16.....   5,000,000      5,457,250
   NY State Dormitory Authority, Series 2000,
     5.000%, 5/15/05...........................     685,000        721,421
   NY State Urban Development Corp.,
     6.250%, 4/1/02............................     250,000        256,485
   NY State Urban Development Corp.,
     5.750%, 4/1/11............................     500,000        548,460
   OH State Higher Education Commission,
     Series II-B, 5.750%, 11/1/04..............     500,000        535,460
                                                              ------------
                                                                12,239,439
                                                              ------------
   STATE GENERAL OBLIGATIONS - 4.6%
   MA Massachusetts Bay Transportation Authority,
     Series 1994 A, 7.000%, 3/1/07.............   2,250,000      2,585,655
   MA State College Building Authority,
     Series 1994 A, 7.500%, 5/1/14.............     500,000        626,040
   MA State, Series 1998 C, 5.250%, 8/1/12.....     250,000        262,465
   NJ State, General Obligation,
     Series D, (a) 2/15/04.....................      90,000         82,200
   TX Goose Creek Independent School District,
     Series 2000, 5.250%, 8/15/18..............   3,000,000      3,015,570
   TX State, Series A, 5.800%, 10/1/04.........     500,000        534,905
                                                              ------------
                                                                 7,106,835
                                                              ------------



See accompanying Notes to Financial Statements.

                                                        Par          Value

TRANSPORTATION - 12.4%
   AIR TRANSPORTATION - 2.1%
   IL Chicago O'Hare International Airport,
     United Airlines, Inc., Series 2000 A,
     6.750%, 11/1/11...........................  $1,400,000     $1,439,144
   MN Minneapolis & St. Paul Metropolitan
     Airports Commission, Northwest Airlines, Inc.,
     Series 2001 B, 6.500%, 4/1/25.............     500,000        499,375
   OH Cleveland, Series 1999, 5.700%, 12/1/19..   1,000,000        855,000
   WA Port Seattle, Northwest Airlines, Inc.,
     Series 2000, 7.125%, 4/1/20...............     500,000        486,875
                                                              ------------
                                                                 3,280,394
                                                              ------------
   AIRPORT - 5.6%
   FL Greater Orlando Aviation Authority,
     Series 1999 A, 5.250%, 10/1/09............     320,000        336,826
   GA Atlanta, Airport Facilities, Series 1996,
     6.500%, 1/1/07 (c)........................   4,000,000      4,487,680
   IL Chicago, Midway Airport, Series 1994 A,
     5.700%, 1/1/04............................   1,000,000      1,045,970
   IN State Transportation Finance Authority,
     Airport Facilities Lease, Series 1992 A,
     6.500%, 11/1/07...........................   1,040,000      1,088,890
   KY Louisville & Jefferson County Regional
     Airport Authority, Series 2001 A,
     5.750%, 7/1/15............................   1,000,000      1,062,890
   NY Monroe County Airport Authority,
     Greater Rochester International Airport,
     Series 1999, 5.750%, 1/1/12...............     500,000        550,545
                                                              ------------
                                                                 8,572,801
                                                              ------------
   PORTS - 0.9%
   WA Port of Seattle, Series A, 6.000%,
     10/1/08..................................      250,000        276,005
   WA Port of Seattle, Series 2000 B, 6.000%,
     2/1/13...................................    1,000,000      1,103,790
                                                              ------------
                                                                 1,379,795
                                                              ------------
   TOLL FACILITIES - 2.5%
   CO E-470 Public Highway Authority, Series 2000 B,
     (a) 9/1/18................................   1,500,000        592,785
   KY State Turnpike Authority, Series 2001 A,
     5.500%, 7/1/13............................   1,000,000      1,079,440
   OH State Turnpike Commission, Series 1996 A,
     6.000%, 2/15/06...........................     500,000        545,145
   OH State Turnpike Commission, Series 1998 A,
     5.500%, 2/15/24...........................   1,000,000      1,054,650
   PA State Turnpike Commission, Series 1998 A,
     5.250%, 12/1/14...........................     500,000        516,910
                                                              ------------
                                                                 3,788,930
                                                              ------------
   TRANSPORTATION - 1.3%
   CO State Department of Transportation, Series 2000,
     6.000%, 6/15/12...........................   1,500,000      1,676,475
   DC Metropolitan Area Transit Authority,
     6.000%, 7/1/07............................     250,000        277,303
                                                              ------------
                                                                 1,953,778
                                                              ------------

UTILITY - 23.1%
   INDEPENDENT POWER PRODUCER - 0.3%
   MI Midland County Economic Development Corp.,
     Series 2000, 6.875%, 7/23/09..............     500,000        515,000
                                                               -----------






See accompanying Notes to Financial Statements.

                                                        Par          Value
   INVESTOR OWNED - 1.7%
   NH State Business Finance Authority, United
     Illuminating Co., Series 1999, 5.400%,
     12/1/29...................................  $1,000,000     $1,017,750
   NV Washoe County, Sierra Pacific Power Co.,
     Series 2001, 5.750%, 3/1/36...............   1,000,000      1,006,300
   TX Brazos River Authority, Texas Utilities
     Electric Co., Series 1995 B, 5.050%,
     6/1/30....................................     600,000        599,466
                                                              ------------
                                                                 2,623,516
                                                              ------------
   JOINT POWER AUTHORITY - 6.1%
   GA State Municipal Electric Authority, Series 1997 Y,
     6.400%, 1/1/13............................   3,000,000      3,463,556
   NC Eastern Municipal Power Agency, Power System,
     Series 1993-B, 6.125%, 1/1/09.............   2,000,000      2,125,000
   NC Eastern Municipal Power Agency, Series 1993 C,
     5.500%, 1/1/07............................     415,000        428,301
   NC State Municipal Power Agency, Catawba No. 1,
     Series 1992, 5.900%, 1/1/03...............   1,000,000      1,039,500
   SC Piedmont Municipal Power Agency, Series 1991 A,
     6.125%, 1/1/07............................   2,015,000      2,213,236
   TX State Municipal Power Agency, (a) 9/1/15.     250,000        119,118
                                                              ------------
                                                                 9,388,711
                                                              ------------
   MUNICIPAL ELECTRIC - 1.0%
   TX Lower Colorado River Authority, Series 1999 A,
     5.500%, 5/15/21...........................   1,500,000      1,527,300
   WA Grant County Public Utilities District
     Number 002, Electric System,
     Series 1993 E, 5.300%, 1/1/03.............      50,000         51,576
                                                              ------------
                                                                 1,578,876
                                                              ------------
   WATER & SEWER - 14.0%
   AR Beaver Water District, Benton &
     Washington Counties, Series 1994, 6.000%,
     11/15/04 (c)..............................   2,580,000      2,787,948
   AZ Phoenix Civic Improvement Corp., Series 2001,
     5.250%, 7/1/08............................   1,130,000      1,207,721
   AZ State Central Water Conservation District, Central
     Arizona Project, Series A, 5.500%, 11/1/08     250,000        271,645
   CA Metropolitan Water District, Series 1998 A,
     4.750%, 7/1/22............................   2,500,000      2,318,050
   DE State Economic Development Authority,
     Wilmington Suburban Water Corp., Series 1992 B,
     6.450%, 12/1/07...........................   1,165,000      1,306,571
   IL Chicago, Series 1993, 6.500%, 11/1/09....   2,155,000      2,464,652
   IL Du Page County Special Service Area No. 11,
     Series 1995, 6.750%, 1/1/14...............   1,040,000      1,145,300
   MA State Water Pollution Abatement Trust,
     Series 1999 A, 6.000%, 8/1/19.............   2,500,000      2,808,000
   TN Metropolitan Government of Nashville & Davisdon
     Counties, Series 1993, 6.500%, 1/1/10.....   2,750,000      3,158,183
   TX Houston Water & Sewer System,
     Series C, 5.900%, 12/1/05.................     800,000        870,144




See accompanying Notes to Financial Statements.

                                                        Par          Value
   WATER & Sewer - (cont)
   TX Houston Water Conveyance System, Series J,
     6.125%, 12/15/06..........................  $1,000,000    $ 1,101,760
   TX Houston, Series 2000 B, 5.250%, 12/1/23..   2,000,000      1,979,111
                                                              ------------
                                                                21,419,085
                                                              ------------
TOTAL MUNICIPAL BONDS

   (cost of $142,721,865)(d)...................                153,018,902
                                                              ------------

OTHER ASSETS & LIABILITIES, NET - 0.1%........                     113,496
                                                              ------------

NET ASSETS - 100.0%............................               $153,132,398
                                                              ============

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a)  Zero coupon bond.

(b) The fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the principal and interest.

(c) These securities, or a portion thereof, with a total market value of $7,275,628, are being used to collateralize open futures contracts.

(d) Cost for both financial statement and federal income tax purposes is the same.

            Acronym           Name
           --------   -----------------------
              TAN     Tax Anticipation Notes

Long futures contracts open at June 30, 2001:

                             Par Value                         Unrealized
                            Covered by                        Depreciation
             Type            Contracts       Expiration        at 6/30/01
          -----------       ----------       ----------        ----------
         Treasury Note      $6,400,000     September 2001       $(45,021)




See accompanying Notes to Financial Statements.

STEIN ROE MANAGED MUNICIPALS FUND

INVESTMENT PORTFOLIO
June 30, 2001


MUNICIPAL BONDS - 97.7%                                 PAR          VALUE
EDUCATION - 3.0%
   EDUCATION - 1.4%
   CA State Educational Facilities Authority,
     Loyola Marymount University,
     Series 2001, (a) 10/1/20..................  $1,000,000    $   350,460
   MA State Development Finance Agency, Boston
     University, Series 1999, 5.450%, 5/15/59..   1,000,000        965,610
   MN Victoria, Holy Family Catholic High School,
     Series 1999 A, 5.850%, 9/1/24.............   1,000,000        955,000
   PR Commonwealth of Puerto Rico, Ana G.
     Mendez University System, Series 1999,
     5.375%, 2/1/29............................     600,000        558,077
   VA College Building Washington Lee University,
     5.625%, 1/1/21............................   2,000,000      2,092,540
   WV State University, Series 2000 A, (a)
     4/1/18....................................   3,800,000      1,556,138
                                                              ------------
                                                                 6,477,825
                                                              ------------
   STUDENT LOAN - 1.6%
   AK State Student Loan Corp., Series 1994 A,
     6.200%, 7/1/09 (b)........................   3,870,000      4,067,833
   ME State Educational Loan Marketing Corp.,
     Series 1994 B-1, 6.500%, 11/1/09..........   3,000,000      3,252,450
                                                              ------------
                                                                 7,320,283
                                                              ------------

HEALTHCARE - 8.1%
   CONGREGATE CARE RETIREMENT - 1.0%
   OR Clackamas County Hospital Facilities
     Authority, Willamette View, Series 1999 A,
     7.500%, 11/1/29...........................   1,000,000      1,046,250
   PA Montgomery County Industrial Development
     Authority, Adult Communities Total Services,
     Series 1996 B, 5.750%, 11/15/17...........   3,500,000      3,412,850
                                                              ------------
                                                                 4,459,100
                                                              ------------
   HEALTH SERVICES - 0.4%
   MA State Development Finance Agency, Boston
     Biomedical Research Institute, Series 1999,
     5.650%, 2/1/19............................     310,000        289,830
   WI State Health & Educational Facilities
     Authority, Marshfield Clinic, Series 1999,
     6.250%, 2/15/29...........................   1,600,000      1,682,543
                                                              ------------
                                                                 1,972,373
                                                              ------------
   HOSPITAL - 5.9%
   Fl West Orange Healthcare, 5.650%, 2/1/22...   1,050,000      1,046,146
   IL State Development Finance Authority,
     Adventist Health System, Series 1999,
     5.500%, 11/15/20..........................   3,000,000      2,758,470
   IL State Health Facilities Authority,
     Swedish American Hospital, Series 2000,
     6.875%, 11/15/30..........................   1,000,000      1,056,020
   LA State Public Facilities Authority,
     Touro Infirmary, Series 1999, 5.625%,
     8/15/29...................................   2,900,000      2,771,820
   MA State Health & Educational Facilities Authority,
     Massachusetts General Hospital, Series 1992 F,
     6.250%, 7/1/12............................   5,750,000      6,529,527




See accompanying Notes to Financial Statements.

                                                        Par          Value
   HOSPITAL (CONT)
   MA State Health & Educational Facilities Authority,
     Dana Farber Cancer Institute, Series 1995 G-1,
     6.250%, 12/1/22...........................  $3,265,000    $ 3,377,968
   MA State Health & Educational Facilities Authority,
     South Shore Hospital, Series 1999 F,
     5.625%, 7/1/19............................   1,000,000        970,820
   MA State Health & Educational Facilities Authority,
   South Shore Hospital, Series 1999 F,
     5.750%, 7/1/29............................   2,500,000      2,409,150
   MD State Health & Educational Facilities Authority,
     University of Maryland Medical System,
     6.750%, 7/1/30............................     500,000        532,940
   MI Dickinson County, Series 1999, 5.800%,
     11/1/24...................................   1,000,000        837,830
   NC State Medical Care Commission, Gaston Health
     Care, Series 1998, 5.000%, 2/15/29........   1,000,000        884,170
   NV Henderson, Catholic Healthcare West, Series 1999 A,
     6.750%, 7/1/20............................   1,000,000        998,930
   TX Richardson Hospital Authority, Baylor
     Richardson Medical Center, Series 1998,
     5.625%, 12/1/28...........................     500,000        430,130
   WV State Hospital Finance Authority, Series 2000 A,
     6.750%, 9/1/30............................   2,000,000      2,126,860
                                                              ------------
                                                                26,730,781
                                                              ------------
   INTERMEDIATE CARE FACILITIES - 0.5%
   IN State Health Facilities Financing Authority, Hoosier
     Care, Inc., Series 1999 A, 7.125%, 6/1/34.   2,465,000      2,166,118
                                                              ------------

   NURSING HOME - 0.3%
   IN State Health Facilities Financing Authority, Metro
     Health Indiana, Inc., Series 1998,
     6.400%, 12/1/33 (c).......................   1,400,000        962,500
   MN Minneapolis, Walker Methodist Senior Services
     Group, Series 1998 A, 5.875%, 11/15/18....     450,000        392,063
                                                              ------------
                                                                 1,354,563
                                                              ------------

HOUSING - 4.5%
   MULTI-FAMILY - 2.1%
   Charter Municipal Mortgage Acceptance Co.,
     6.625%, 6/30/49 (d).......................   2,000,000      2,037,500
   FL Broward County Housing Finance Authority, Chaves
     Lake Apartment Project, Series 2000,
     7.500%, 7/1/40............................   1,500,000      1,530,000
   FL Clay County Housing Finance Authority, Madison
     Commons Apartments, Series 2000 A,
     7.450%, 7/1/40............................     750,000        765,000
   FL Orange County Housing Finance Authority,
     Palms at Brentwood Apartments, Series 1998 K,
     6.500%, 12/1/34...........................   2,000,000      1,817,500
   IL State Development Finance Authority, Catholic
     Charities Housing Development Corp., Series 1993 C,
     5.950%, 1/1/09............................   1,450,000      1,404,688
   Municipal Mortgage & Equity L.L.C.,
     7.750%, 11/1/10 (d )......................   2,000,000      2,117,500
                                                              ------------
                                                                 9,672,188
                                                              ------------



See accompanying Notes to Financial Statements.

                                                        Par          Value
   SINGLE FAMILY - 2.4%
   IA State Housing Finance Authority, Series 1991 B,
     7.450%, 7/1/23............................  $  500,000     $  510,555
   ID State Housing Agency, Series 1990 E,
     7.875%, 7/1/24............................     655,000        668,965
   IL Chicago, Series 2000 A, 7.150%, 9/1/31...   1,000,000      1,135,750
   MN Minneapolis-St. Paul Housing Finance Board,
     Series 1991,
      7.250%, 8/1/21...........................   1,395,000      1,423,918
      7.300%, 8/1/31...........................   2,085,000      2,128,222
   NM State Mortgage Finance Authority, Series 2000 A-2,
     7.100%, 9/1/30............................   1,500,000      1,691,070
   NV State Housing Division, Series 1991 A-2,
     7.750%, 4/1/22............................   1,790,000      1,827,554
   RI State Housing & Mortgage Finance Corp.,
     Series 1-E, 7.550%, 10/1/22...............   1,455,000      1,485,948
                                                              ------------
                                                                10,871,982
                                                              ------------
INDUSTRIAL - 8.0%
   FOOD PRODUCTS - 3.7%
   GA Cartersville Development Authority, Anheuser Busch
     Cos., Inc., Series 1999, 7.375%, 5/1/09...   9,000,000     10,571,670
   IN Hammond, American Maize Products Co.,
     Series 1994, 8.000%, 12/1/24..............   5,000,000      5,141,600
   MI State Strategic Fund, Michigan Sugar Co.,
     Carolton Project, Series 1998 B,
      6.450%, 11/1/25 (e)......................     700,000        371,000
      6.550%, 11/1/25 (e)......................     800,000        424,000
                                                              ------------
                                                                16,508,270
                                                              ------------
   FOREST PRODUCTS - 3.9%
   LA De Soto Parish, International Paper Company,
     Series A, 7.700%, 11/1/18.................   3,250,000      3,524,983
   SC Richland County, Union Camp Corp., Series 1991 B,
     7.125%, 9/1/21............................   5,000,000      5,117,700
   WA Port Longview Industrial Development Corp.,
     Weyerhaeuser Corp., Series 1992, 6.875%,
     10/1/08...................................   8,750,000      9,431,013
                                                              ------------
                                                                18,073,696
                                                              ------------
   MANUFACTURING - 0.4%
   MO State Development Finance Board, Proctor &
     Gamble Co., Series 1999, 5.200%, 3/15/29..   1,000,000        972,460
   NM Albuquerque Industrial Development
     Authority, Motorola, Inc., Series 1983 A,
     10.000%, 6/1/13............................  1,000,000      1,017,970
                                                              ------------
                                                                 1,990,430
                                                              ------------
OTHER - 8.0%
   OTHER - 0.2%
   SC Tobacco Settlement Revenue Management Authority,
     Series 2001 B, 6.375%, 5/15/28............   1,100,000      1,129,865
                                                              ------------

   REFUNDED/ESCROWED - 7.8%
   CA Foothill/Eastern Transportation Corridor Agency,
     Series 1995 A, (a) 1/1/18.................  10,000,000      4,230,800
   CA Southern California Public Power Authority,
     Southern Transmission Project,
     Series 1988 A, (a) 7/1/14.................   8,155,000      4,350,611




See accompanying Notes to Financial Statements.

                                                        Par          Value
   REFUNDED/ESCROWED (CONT)
   FL State, Jacksonville Transportation Authority,
     Series 1985, 9.200%, 1/1/15............... $ 2,000,000    $ 2,785,120
   GA Fulton County, Series 1992, 6.375%,
     1/1/14...................................   13,270,000     15,328,442
   NC Eastern Municipal Power Agency,
     Series 1991 A, 6.500%, 1/1/18............    4,315,000      5,057,957
   SC Calhoun County, Solid Waste Disposal
     Facilities, Eastman Kodak Co.,
     Series 1992, 6.750%, 5/1/17..............    3,000,000      3,522,390
                                                              ------------
                                                                35,275,320
                                                              ------------
OTHER REVENUE - 2.6%
   RECREATION - 2.4%
   CA Long Beach Aquarium of the Pacific, Series 1995 A:
     6.125%, 7/1/15............................   4,000,000      4,439,800
     6.125%, 7/1/23............................   6,000,000      6,659,700
                                                              ------------
                                                                11,099,500
                                                              ------------
   RETAIL - 0.2%
   NJ State Economic Development Authority,
     Glimcher Properties L.P. Project,
     6.000%, 11/1/28...........................     850,000        802,188
                                                              ------------
RESOURCE RECOVERY - 0.2%
   DISPOSAL - 0.2%
   IL Development Finance Authority, Waste Management,
     Inc., Series 1997, 5.050%, 1/1/10.........     500,000        472,530
   MI State Strategic Fund, United Waste Systems, Inc.,
     Series 1995, 5.200%, 4/1/10...............     500,000        481,910
                                                              ------------
                                                                   954,440
                                                              ------------
TAX-BACKED - 31.8%
   LOCAL APPROPRIATED - 3.2%
   CA San Diego Convention Center Expansion Financing
     Authority, Series 1998 A, 4.750%, 4/1/28..   5,000,000      4,555,550
   IL Chicago Board of Education, Series 1992 A,
     6.000%, 1/1/16............................   5,000,000      5,577,300
   IN Crown Point School Building Corp., Series 2000:
     (a) 1/15/18...............................   1,550,000        630,649
     (a) 1/15/19...............................   1,665,000        637,229
   KY Lexington Fayette County, County Detention Center,
     Series 1999, 4.750%, 5/1/24...............   1,420,000      1,304,483
   TX Houston, Series 2000, 6.400%, 6/1/27.....   2,000,000      2,094,760
                                                              ------------
                                                                14,799,971
                                                              ------------
LOCAL GENERAL OBLIGATIONS - 8.9% AK
   North Slope Borough, Series 1999 B:
     (a) 6/30/10...............................   2,515,000      1,646,671
     (a) 6/30/10...............................   2,000,000      1,309,480
   CA Golden West School Financing Authority,
     Series 1999 A, (a) 8/1/15.................   2,500,000      1,212,925
   CA Union Elementary School District, Series 1999 A,
     (a) 9/1/17................................   2,300,000        977,753
   CA Yuba City Unified School District, Series 2000,
     (a) 9/1/18................................   1,160,000        462,272
   CO Adams County, School District Number 12,
     Series 2001 A, 4.750%, 12/15/19...........   4,040,000      3,835,010
   FL Broward County, Series 1986, 12.500%,
     1/1/04....................................   1,195,000      1,448,280




See accompanying Notes to Financial Statements.

                                                        Par          Value
   LOCAL GENERAL OBLIGATIONS (CONT)
   HI Honolulu, Series 1998, 4.500%, 7/1/28....  $1,500,000    $ 1,292,340
   IL Champaign County, Series 1999,
     8.250%, 1/1/20............................   1,015,000      1,371,955
   IL Chicago, Series 1999, 5.500%, 1/1/23.....   2,250,000      2,357,663
   IL Chicago Board of Education, Series 1996,
     6.250%, 12/1/12...........................   2,500,000      2,870,400
   IL Chicago Board of Education, Series 1998 B-1,
     (a) 12/1/21...............................   1,500,000        481,710
     (a) 12/1/22...............................   3,000,000        905,640
     (a) 12/1/23...............................   5,000,000      1,421,100
   IL Chicago Public Building Commission, Series 1999 B,
     5.250%, 12/1/18...........................   2,000,000      2,052,920
   IL Coles & Cumberland Counties Unified School District,
     Series 2000, (a) 12/1/13..................   3,120,000      1,669,044
   IL Cook County School District No. 102, Series 2001,
     (a) 12/1/20...............................   3,065,000      1,048,506
   IL Will County Forest Preservation District,
     Series 1999, (a) 12/1/16..................   1,000,000        439,000
   IL Will County Unified School District No. 365-UVY,
     Series 1999 B, (a) 11/1/18................   1,900,000        740,886
   LA New Orleans, Series 1991, (a) 9/1/12.....   6,250,000      3,611,438
   MO Springfield School District No.R-12,
     Series 1991 B, 9.500%, 3/1/07.............     600,000        764,004
   TX Galveston County, Series 2001,
     (a) 2/1/20................................   1,500,000        541,200
     (a) 2/1/22................................   3,070,000        982,707
   TX Houston Independent School District, Series 1999 A,
     4.750%, 2/15/22...........................   1,500,000      1,379,340
   TX Hurst Euless Bedford Independent School District,
     Series 1998, 4.500%, 8/15/25..............   5,000,000      4,306,250
   TX Katy Independent School District, Series 2001,
     4.750%, 2/15/22...........................   1,400,000      1,287,538
                                                              ------------
                                                                40,416,032
                                                              ------------
   SPECIAL NON-PROPERTY TAX - 6.0%
   CA Los Angeles County Metropolitan Transportation
     Authority, Series 1999 A, 4.750%, 7/1/28..   2,000,000      1,816,340
   IL Metropolitan Pier & Exposition Authority,
     Series 1996 A,
      (a) 6/15/12..............................   5,000,000      2,916,150
      (a) 12/15/12.............................   8,850,000      5,036,181
   IL State, Series 1992 Q, 6.000%, 6/15/12....  10,000,000     11,218,300
   NY New York City Transitional Finance Authority,
     Series 1998 C, 4.750%, 5/1/23.............   2,500,000      2,314,025
   NY State Local Government Assistance Corp.,
     Series 1993 E, 5.000%, 4/1/21.............   1,000,000        988,790
   TX Houston, Series 2001 B, (a) 9/1/19.......   3,460,000      1,276,775
   WA Central Puget Sound Regional Transportation
     Authority, Series 1998, 5.250%, 2/1/21....   1,500,000      1,520,145
                                                              ------------
                                                                27,086,706
                                                              ------------




See accompanying Notes to Financial Statements.

                                                        Par          Value
   SPECIAL PROPERTY TAX - 0.6%
   CA Capistrano Unified School District, Ladera
     Community Facilities District No.98-2, Series 1999,
     5.750%, 9/1/29............................  $1,000,000     $  973,750
   CA Santa Margarita Water District, Series 1999,
     6.250%, 9/1/29............................     750,000        758,438
   FL Indigo Community Development District,
     Series 1999 B, 6.400%, 5/1/06.............   1,000,000      1,010,000
                                                              ------------
                                                                 2,742,188
                                                              ------------
   STATE APPROPRIATED - 1.2%
   KY State Turnpike Authority, Series 1992,
     (a) 1/1/10................................   7,500,000      5,060,325
   MI State, 525 Redevco, Inc., Series 2000,
     (a) 6/1/21................................   1,000,000        337,310
                                                              ------------
                                                                 5,397,635
                                                              ------------
   STATE GENERAL OBLIGATIONS - 11.9%
   FL State Board of Education, Series 1998 A,
     4.750%, 6/1/28............................   3,000,000      2,724,390
   FL State, Broward County Expressway, Series 1984,
     9.875%, 7/1/09............................   1,100,000      1,455,179
   MA Massachusetts Bay Transportation Authority,
     Series 1992 B, 6.200%, 3/1/16.............   9,825,000     11,261,022
     Series 1994 A, 7.000%, 3/1/14.............   3,150,000      3,801,515
   MA Massachusetts Bay Transportation Authority,
     Series 1994 A, 7.000%, 3/1/19.............   2,500,000      3,032,275
     Series 1998, 4.750%, 3/1/21...............   1,000,000        930,240
   MA Massachusetts Bay Transportation Authority,
     Series 1998, 4.500%, 3/1/26...............   3,805,000      3,314,688
   MA State College Building Authority Project, Series A,
     7.500%, 5/1/11............................   1,500,000      1,866,630
   MA State College Building Authority, Series 1994 A,
     7.500%, 5/1/14............................   3,500,000      4,382,280
   NJ State General Obligation, Series D,
     6.000%, 2/15/11...........................   5,150,000      5,812,290
   NV Clark County, Series 1998 B, 4.500%,
     12/1/17...................................   2,675,000      2,459,502
   PA State, Series 1992-2, 6.250%, 7/1/12.....  11,200,000     12,897,024
                                                              ------------
                                                                53,937,035
                                                              ------------
TRANSPORTATION - 11.3%
   AIR TRANSPORTATION - 2.1%
   IL Chicago O'Hare International Airport,
     United  Airlines, Inc., Series 2000 A,
     6.750%, 11/1/11...........................   1,600,000      1,644,736
   IN Indianapolis Airport Authority, United
     Airlines Project, Series A, 6.500%,
     11/15/31..................................   3,000,000      2,812,500
   MN Minnesota- St. Paul Northwest Airlines
     6.500%, 4/1/25............................     500,000        499,375
     7.000%, 4/1/25............................   1,250,000      1,187,500
   NC Charlotte, US Airways, Inc.,
     Series 1998, 5.600%, 7/1/27...............   1,000,000        701,250
     Series 2000, 7.750%, 2/1/28...............   1,000,000        943,750
   NJ State Economic Development Authority,
     Continental Airlines, Inc., Series 1999,
     6.400%, 9/15/23...........................   2,000,000      1,915,000
                                                              ------------
                                                                 9,704,111
                                                              ------------




See accompanying Notes to Financial Statements.

                                                        Par          Value
   AIRPORT - 2.1%
   HI State, Airport System Revenue, Series 1991,
     6.900%, 7/1/12............................  $6,000,000    $ 7,026,600
   MA State Port Authority, Series 1999,
     8.780%, 7/1/29............................   1,000,000      1,100,440
   MO St. Louis, Series 2001 A, 5.000%, 7/1/26.   1,600,000      1,540,352
                                                              ------------
                                                                 9,667,392
                                                              ------------
   TOLL FACILITIES - 5.6%
   CO E-470 Public Highway Authority, Series 2000 B,
     (a) 9/1/18................................   4,600,000      1,817,874
     (a) 9/1/19................................   3,500,000      1,303,470
   NY Triborough Bridge & Tunnel Authority, Series 1991 X,
     6.125%, 1/1/21............................   5,500,000      6,272,640
     6.625%, 1/1/12............................   9,915,000     11,745,706
   PA State Turnpike Commission, Series 1998 A,
     4.750%, 12/1/27...........................   3,415,000      3,100,342
   VA Richmond Metropolitan Authority, Series 1998,
     5.250%, 7/15/22...........................   1,100,000      1,128,281
                                                              ------------
                                                                25,368,313
                                                              ------------
   TRANSPORTATION - 1.5%
   GA Metropolitan Atlanta Rapid Transit Authority,
     Series 1992 P, 6.250%, 7/1/20.............   4,000,000      4,603,440
   NV State Department of Business & Industry,
     Las Vegas Monorail Project, Series 2000,
     7.380%, 1/20/30...........................     650,000        650,813
   NV State Department of Business & Industry,
     Las Vegas Monorail Project, Series 2000,
     7.375%, 1/1/40............................     500,000        498,125
   OH Toledo-Lucas County Port Authority, CSX
     Transportation, Inc., Series 1992, 6.450%,
     12/15/21..................................   1,000,000      1,058,680
                                                              ------------
                                                                 6,811,058
                                                              ------------

UTILITY - 20.2%
   INDEPENDENT POWER PRODUCER - 0.6%
   NY Suffolk County Industrial Development Agency,
     Nissequogue Cogen Partners, Series 1998,
     5.500%, 1/1/23............................   1,000,000        901,250
   PR Commonwealth of Puerto Rico Industrial,
     Educational, Medical & Environmental
     Cogeneration Facilities, AES Project,
     Series 2000, 6.625%, 6/1/26...............     650,000        683,729
   VA Pittsylvania County Industrial Development
     Authority, Multitrade of Pittsylvania,
     Series 1994 A, 7.550%, 1/1/19.............   1,000,000        958,750
                                                              ------------
                                                                 2,543,729
                                                              ------------
   INVESTOR OWNED - 0.9%
   IN Michigan City, Northern Indiana Public Service Co.,
     Series 1973 A, 5.700%, 10/1/03............   2,545,000      2,558,870
   MS State Business Finance Corp., Systems
     Energy Resources, Inc.,Series 1999,
     5.900%, 5/1/22............................   1,600,000      1,510,000
                                                              ------------
                                                                 4,068,870
                                                              ------------




See accompanying Notes to Financial Statements.

                                                        Par          Value
   JOINT POWER AUTHORITY - 8.7%
   GA Municipal Electric Authority Power, Series V,
     6.600%, 1/1/18............................ $21,300,000   $ 25,104,606
   NC Eastern Municipal Power Agency, Series 1991 A,
     6.500%, 1/1/18............................   2,185,000      2,358,183
   NC State Municipal Power Agency, Catawba No. 1,
     Series 1992, (a) 1/1/09...................   2,360,000      1,670,148
   TX State Municipal Power Agency, (a) 9/1/08. 1,475,000 1,070,452 WA State Public Power Supply System, Nuclear Project
     No. 2, Series 1992 A, 6.300%, 7/1/12......   3,500,000      3,982,055
   WA State Public Power Supply System, Nuclear Project
     No. 3, Series 1989 B, (a) 7/1/08..........   7,000,000      5,104,120
                                                             -------------
                                                                39,289,564
                                                             -------------
   MUNICIPAL ELECTRIC - 3.3%
   MN Northern Municipal Power Agency, Series 1998 B,
     4.750%, 1/1/20............................   1,000,000        937,100
   NC University of North Carolina at Chapel Hill,
     Series 1997, (a) 8/1/20...................   1,750,000        624,680
   NY Long Island Power Authority, Series 2000 A,
     (a) 6/1/20................................   1,000,000        370,280
   PA Westmoreland County Municipal Authority,
     Series 2000 A, (a) 8/15/23................   1,400,000        409,794
   SD Heartland Consumers Power District, Series 1992,
     6.000%, 1/1/17............................   8,000,000      8,911,120
   TX Austin, Series 1998, 5.250%, 5/15/25.....   3,710,000      3,760,419
                                                             -------------
                                                                15,013,393
                                                             -------------
   WATER & SEWER - 6.7%
   DE State Economic Development Authority, Wilmington
     Suburban Water Corp.,
      Series 1992 B, 6.450%, 12/1/07...........   1,160,000      1,300,963
      Series 1992 A, 6.800%, 12/1/23...........   3,500,000      3,572,135
   FL Jacksonville, General Waterworks Corp., Series 1992,
     6.750%, 6/1/22............................   1,500,000      1,547,280
   GA Fulton County,
     Series 1998, 4.750%, 1/1/28...............   6,750,000      6,166,395
     Series 1992, 6.375%, 1/1/14...............     430,000        491,387
   NY New York City Municipal Water Finance Authority,
     Series 1998 D, 4.750%, 6/15/25............   2,500,000      2,308,225
   PA Allegheny County Sanitation Authority,
     Series 1991 A, (a) 6/1/07.................   2,370,000      1,837,888
   PA Dauphin County Industrial Development Authority,
     Dauphin Water Supply Co., Series 1992 A,
     6.900%, 6/1/24............................   3,400,000      3,985,106
   TX Houston, Series 1998, (a) 12/1/23........   3,500,000      1,005,655
     Series 1991 C:
      (a) 12/1/08..............................   4,000,000      2,870,680
      (a) 12/1/09..............................   4,000,000      2,718,200
      (a) 12/1/10..............................   3,750,000      2,411,738
                                                             -------------
                                                                30,215,652
                                                             -------------

TOTAL MUNICIPAL BONDS

   (cost of $409,698,494)......................                443,920,571
                                                             -------------





See accompanying Notes to Financial Statements.

                                                        Par          Value
SHORT-TERM OBLIGATIONS - 0.1%
   VRDN IL Sauget, Monsanto Co., Series 1993,
     2.200%, 5/1/28............................    $300,000     $  300,000
   MO State Health & Educational Facilities Authority
     Washington University of St. Louis, Series 1996 D,
     2.950%, 9/1/30............................     300,000        300,000
                                                             -------------

TOTAL SHORT-TERM OBLIGATIONS
   (cost of $600,000)                                              600,000
                                                             -------------

 TOTAL INVESTMENTS
   (cost of $410,298,494) (f)..................                444,520,571
                                                             -------------

OTHER ASSETS & LIABILITIES, NET - 2.2%........                   9,845,529
                                                             -------------

NET ASSETS - 100.0%............................               $454,366,100
                                                             =============

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a)  Zero coupon bond.

(b) These securities, or a portion thereof, with a total market value of $4,067,833 are being used to collateralize open futures contracts.

(c) This security is in default of certain debt covenants. Income is still being accrued.

(d) These securities are exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2001, the value of these securities amounted to $4,155,000, which represents 0.9% of net assets.

(e) These securities are in default of certain debt covenants. Income is not being accrued.

(f) Cost for both financial statement and federal income tax purposes is the same.

     Variable rate demand notes (VRDN) are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured either by letters of credits or other credit support agreements from banks. The rates listed are as of June 30, 2001.

Long futures contracts open at June 30, 2001:

                             PAR VALUE                         UNREALIZED
                            COVERED BY                        APPRECIATION
             TYPE            CONTRACTS       EXPIRATION        AT 06/30/01
          -----------      ------------    --------------      ----------
         Treasury Bond      $73,000,000    September 2001      $1,113,980



See accompanying Notes to Financial Statements.

SR&F HIGH YIELD MUNICIPALS PORTFOLIO

INVESTMENT PORTFOLIO
June 30, 2001


MUNICIPAL BONDS - 94.6%                                 Par          Value
EDUCATION - 4.5%
   EDUCATION - 1.5%
   IL State Development Finance Authority, Latin School
     of Chicago, Series 1998, 5.650%, 8/1/28...  $1,725,000     $1,635,300
   MN Victoria, Holy Family Catholic High School,
     Series 1999 A, 5.875%, 9/1/29.............   1,200,000      1,137,000
   WV State University, Series 2000 A, (a)
     4/1/19....................................   1,250,000        481,975
                                                               -----------
                                                                 3,254,275
                                                               -----------
   STUDENT LOAN - 3.0%
   NE Nebhelp, Inc., Series 1993 A-6,
     6.450%, 6/1/18............................   4,000,000      4,419,520
   NM State Educational Assistance Foundation,
     Series 1996 A-2, 6.650%, 11/1/25..........   1,955,000      2,030,287
   TX Brazos Higher Educational Facilities
     Authority, Series 1993 C-2, 5.875%, 6/1/04     390,000        390,039
                                                               -----------
                                                                 6,839,846
                                                               -----------

HEALTHCARE - 21.0%
   CONGREGATE CARE RETIREMENT - 6.9%
   CA Statewide Community Development Authority,
     Eskaton Village - Grass Valley, Series 2000,
     8.250%, 11/15/31..........................   1,000,000      1,001,450
   FL Orange County Health Facilities Authority,
     Orlando Lutheran Towers, Inc., Series 1996,
     8.625%, 7/1/20............................   3,000,000      3,142,500
   MA State Development Finance Agency, Series 1999 A:
     5.625%, 7/1/15............................     500,000        431,630
     5.750%, 7/1/23............................     250,000        205,288
   MO State Health & Educational Facilities Authority,
     Lutheran Senior Services, Series 1997,
     5.750%, 2/1/17............................   2,000,000      1,892,600
   NH State Higher Educational & Health Facilities
     Authority, Rivermead at Peterborough, Series 1998,
     5.750%, 7/1/28............................   1,000,000        795,000
   NJ State Economic Development Authority:
     Seabrook Village, Inc., Series 2000 A,
     8.250%, 11/15/30..........................     625,000        627,344
     Winchester Gardens, Series 1996 A,
     8.625%, 11/1/25...........................   2,000,000      2,090,000
   PA Chartiers Valley Industrial & Commercial
     Development Authority, Asbury Health Center,
     Series 1999, 6.375%, 12/1/24..............     750,000        651,563
   PA Lancaster Industrial Development Authority,
     Garden Spot Village, Series 2000 A,
     7.625%, 5/1/31............................     500,000        506,250
   TN Metropolitan Government, Nashville and
     Davidson County, Blakeford at Green Hills,
     Series 1998, 5.650%, 7/1/24...............   1,500,000      1,186,875




See accompanying Notes to Financial Statements.

                                                        Par          Value
   CONGREGATE CARE RETIREMENT (CONT)
   TX Abilene Health Facilities Development Corp.,
     Sears Methodist Retirement Obligation Group:
      Series 1998 A, 5.900%, 11/15/25..........  $2,100,000    $ 1,685,250
      Series 1999, 6.000%, 11/15/29............     500,000        400,000
   WI State Health & Educational Facilities
      Authority:
      Attic Angel Obligated Group, 5.750%,
      11/15/27.................................   1,250,000        971,875
                                                              ------------
                                                                15,587,625
                                                              ------------
   HEALTH SERVICES - 1.2%
   MA State Development Finance Agency,
     Boston Biomedical Research Institute,
     Series 1999, 5.650%, 2/1/19...............     250,000        233,735
   WI Clement Manor, Series 1998, 5.750%,
     8/15/24...................................   3,000,000      2,430,000
                                                              ------------
                                                                 2,663,735
                                                              ------------
   HOSPITAL - 8.7%
   AZ Health Facilities Authority, Phoenix
     Memorial Hospital, Series 1991, 8.125%,
     6/1/12 (c)................................   2,500,000        825,000
   CO La Junta, Arkansas Valley Regional
     Medical Center, Series 1999, 6.100%,
     4/1/24....................................     500,000        451,650
   CO State Health Care Facilities Authority,
     National Jewish Medical & Research Center,
       Series 1998, 5.375%, 1/1/23.............     250,000        210,045
     Parkview Medical Center, Inc., Series 2001,
       6.600%, 9/1/25..........................     300,000        308,625
   FL Orange County Health Facilities Authority,
     Orlando Regional Healthcare System, Series 1999:
       5.650%, 2/1/22..........................   1,050,000      1,046,147
       6.000%, 10/1/26.........................     875,000        889,648
   IL Southwestern Illinois Development Authority,
     Anderson Hospital, Series 1999:
       5.500%, 8/15/20.........................     500,000        432,410
       5.625%, 8/15/29.........................     250,000        209,560
   KS Wichita, CSJ Health System of Wichita, Inc.,
     Series 1991 X, 7.000%, 11/15/18...........   2,000,000      2,071,420
   MI Dickinson County, Series 1999, 5.800%,
     11/1/24...................................   1,300,000      1,089,179
   MI Flint Hospital Building Authority, Hurley Medical
     Center, Series 1998 B, 5.375%, 7/1/28.....   1,250,000        997,463
   MI State Hospital Finance Authority, Detroit Medical
     Center, Series 1998 A, 5.250%, 8/15/28....   1,000,000        792,630
   MN Maplewood, Healtheast, Inc.,
     Series 1996, 5.700%, 11/15/02.............     500,000        489,375
   NC State Medical Care Commission, Stanley
     Memorial Hospital, Series 1999, 6.375%,
     10/1/29...................................   1,000,000      1,044,630
   NH State Higher Educational & Health Facilities
     Authority, Littleton Hospital Association, Inc.,
     Series 1998 A, 6.000%, 5/1/28.............   1,000,000        765,000
   OH Highland County Joint Township
     Hospital District, Series 1999, 6.750%,
     12/1/29...................................   1,235,000      1,088,344
   OH Miami County, Upper Valley Medical
     Center, Inc., Series 1996 A, 6.375%,
     5/15/26...................................   1,015,000        976,410
   TX Richardson Hospital Authority, Baylor
     Richardson Medical Center, Series 1998,
     5.625%, 12/1/28...........................   1,200,000      1,032,312
   TX Tyler Health Facilities Development Corp.,
     Mother Frances Hospital, Series 1997 A,
     5.625%, 7/1/13............................   1,785,000      1,602,591




See accompanying Notes to Financial Statements.

                                                        Par          Value
   HOSPITAL (CONT)
   WA State Health Care Facilities Authority,
     Sacred Heart Medical Center, Series 1992,
     6.875%, 2/15/12...........................  $1,500,000    $ 1,566,705
   WA State Health Care Facilities Authority,
     Kadlec Medical Center, Series 2001,
     5.875%, 12/1/21...........................     600,000        607,542
   WV State Hospital Finance Authority,
     Series 2000 A, 6.750%, 9/1/30.............   1,000,000      1,063,430
                                                              ------------
                                                                19,560,116
                                                              ------------
   INTERMEDIATE CARE FACILITIES - 0.6%
   IL State Development Finance Authority,
     Hoosier Care, Inc., Series 1999 A,
     7.125%, 6/1/34............................   1,500,000      1,318,125
   IN State Health Facilities Financing
     Authority, Hoosier Care, Inc.,
     Series 1999 A, 7.125%, 6/1/34.............     150,000        131,813
                                                              ------------
                                                                 1,449,938
                                                              ------------
   NURSING HOME - 3.6%
   AK Juneau, St. Ann's Care Center, Series 1999,
     6.875%, 12/1/25...........................     700,000        658,875
   CO State Health Facilities Authority,
     Volunteers of America Care Facilities, Inc.,
     Series 1999 A, 5.750%, 7/1/10.............   1,085,000        999,556
   IA State Finance Authority, Care Initiatives,
     Series 1998 B, 5.500%, 7/1/08.............     645,000        604,688
   IN State Health Facilities Financing Authority,
     Metro Health Indiana, Inc., Series 1998,
     6.400%, 12/1/33...........................   1,500,000      1,031,250
   MA State Development Finance Agency,
     Alliance Health Care Facilities, Series 1999,
     7.100%, 7/1/32............................   1,250,000      1,142,188
   MN Carlton, Inter-Faith Social Services, Inc.,
     Series 2000, 7.750%, 4/1/29...............     750,000        757,500
   MN Minneapolis, Walker Methodist Senior
     Services Group, Series 1998 C,
     6.000%, 11/15/28..........................     500,000        426,875
   MN New Hope, North Ridge Care Center, Inc.,
     Series 1999, 5.875%, 3/1/29...............     900,000        750,375
   MN Sartell, Foundation for Healthcare,
     Series 1999 A, 6.625%, 9/1/29.............   2,000,000      1,777,500
                                                              ------------
                                                                 8,148,807
                                                              ------------
HOUSING - 6.9%
   ASSISTED LIVING/SENIOR - 2.8%
   DE Kent County, Heritage at Dover,
     Series 1999, 7.625%, 1/1/30...............   1,500,000      1,342,500
   GA Columbus Housing Authority,
     The Gardens at Calvary, Series 1999,
     7.000%, 11/15/29..........................   1,000,000        862,500
   LA State Public Facilities Authority,
     Progressive Healthcare Providers, Inc.,
     Series 1998, 6.375%, 10/1/28..............   2,000,000      1,510,000
   NC State Medical Care Commission,
     DePaul Community Facilities Project,
     Series 1999, 7.625%, 11/1/29..............   1,250,000      1,218,750




See accompanying Notes to Financial Statements.

                                                        Par          Value
   ASSISTED LIVING/SENIOR (CONT)
   NY Huntington Housing Authority, Gurwin Jewish
     Senior Center, Series 1999:
      5.875%, 5/1/19........................... $ 1,100,000     $  948,750
      6.000%, 5/1/29...........................     375,000        315,938
                                                               -----------
                                                                 6,198,438
                                                               -----------
   MULTI-FAMILY - 2.7%
   CO State Health Facilities Authority, Birchwood Manor,
     Series 1991 A, 7.250%, 4/1/11.............     555,000        558,297
   FL Broward County Housing Finance Authority,
     Chaves Lake Apartment Project, Series 2000,
     7.500%, 7/1/40............................     750,000        765,000
   FL Clay County Housing Finance Authority,
     Madison Commons Apartments, Series 2000 A,
     7.450%, 7/1/40............................     750,000        765,000
   GA Clayton County Housing Authority,
     Magnolia Park Apartments, Series 1999 A,
     6.250%, 6/1/30............................   1,000,000        901,750
   IL State Development Finance Authority,
     Catholic Charities Housing Development Corp.,
     Series 1993 C, 5.950%, 1/1/09.............   1,400,000      1,356,250
   IL State Housing Development Authority,
     Series 1991 C, 7.400%, 7/1/23.............     140,000        142,996
   IN New Castle, Raintree Apartments,
     Series 1988 B, (a) 3/1/18 (c).............  30,625,000         76,563
   OH Greater Allen County Housing Development
     Authority, Steiner-McBride Apartments,
     10.250%, 9/1/03...........................     850,000        850,927
   TX El Paso County Housing Finance Corp.,
     American Village Communities:
      Series 2000 C, 8.000%, 12/1/32...........     350,000        350,875
      Series 2000 D, 10.000%, 12/1/32..........     400,000        400,500
                                                               -----------
                                                                 6,168,158
                                                               -----------
   SINGLE FAMILY - 1.4%
   IA State Housing Finance Authority,
     Series 1984 A, (a) 9/1/16.................   5,130,000        959,156
   ID State Housing Agency, Series 1991 B,
     7.500%, 7/1/24............................   1,230,000      1,262,177
   UT State Housing Finance Agency:
     Series 1991 B-2, 7.750%, 1/1/23...........      20,000         20,330
     Series 1991 C-3, 7.550%, 7/1/23...........      70,000         71,451
   WA State Housing Finance Commission,
     Series 1991 C:
      (a) 1/1/22...............................     635,000        149,181
      (a) 7/1/22...............................     725,000        164,416
      (a) 1/1/23...............................     725,000        158,710
      (a) 7/1/23...............................     730,000        154,256
      (a) 1/1/24...............................     730,000        148,905
      (a) 7/1/24...............................     755,000        148,660
                                                               -----------
                                                                 3,237,242
                                                               -----------




See accompanying Notes to Financial Statements.

                                                        Par          Value
INDUSTRIAL - 8.7%
   FOOD PRODUCTS - 2.0%
   IN Hammond, American Maize Products Co.,
     Series 1994, 8.000%, 12/1/24..............  $3,640,000    $ 3,743,085
   MI State Strategic Fund, Michigan Sugar Co.,
     Carollton Project, Series 1998 C,
     6.550%, 11/1/25 (c).......................   1,500,000        795,000
                                                              ------------
                                                                 4,538,085
                                                              ------------
   FOREST PRODUCTS - 4.6%
   GA Rockdale County Development Authority,
     Solid Waste Disposal, Visy Paper, Inc.,
     Series 1993, 7.500%, 1/1/26...............   1,000,000      1,007,500
   LA De Soto Parish, International Paper Co.,
     Series A, 7.700%, 11/1/18.................   2,500,000      2,711,525
   MS Lowndes County, Weyerhaeuser Corp.,
     Series 1992 A, 6.800%, 4/1/22.............   5,995,000      6,728,009
                                                              ------------
                                                                10,447,034
                                                              ------------
   METALS & Mining - 1.0%
   IN State Development Finance Authority,
     Inland Steel, Series A, 5.750%, 10/1/11...   2,500,000      1,484,375
   NV State Department of Business & Industry,
     Wheeling-Pittsburgh Steel Corp., Series 1999 A,
     8.000%, 9/1/14............................     250,000        200,000
   VA Greensville County Industrial Development
     Authority, Wheeling Steel, Series 1999 A:
      6.375%, 4/1/04...........................      90,000         72,000
      7.000%, 4/1/14...........................     555,000        432,206
                                                              ------------
                                                                 2,188,581
                                                              ------------
   OIL AND GAS - 1.1%
   TX Texas City Industrial Development Corp.,
     Arco Pipe Line Co. Project, Series 1990,
     7.375%, 10/1/20...........................   2,000,000      2,478,720
                                                              ------------

OTHER - 6.3%
   OTHER - 0.5%
   SC Tobacco Settlement Revenue Management
     Authority, Series 2001 B, 6.375%, 5/15/28.     975,000      1,001,471
                                                              ------------

REFUNDED/ESCROWED - 5.8% (D) CO ADAMS COUNTY, SERIES 1991 B:
     11.250%, 9/1/11 (b).......................     325,000        476,083
     11.250%, 9/1/11...........................     360,000        540,889
     11.250%, 9/1/11...........................     220,000        339,148
     11.250%, 9/1/12...........................   1,440,000      2,260,526
   FL Leesburg, Leesburg Regional Medical
     Center, Series 1991 A, 7.375%, 7/1/11.....     775,000        825,305
   GA State Municipal Electric Authority,
     Series V, 6.600%, 1/1/18..................     690,000        816,518
   IL Health Facility Authority, Edward Hospital
     Association Project, Series 1992,
     7.000%, 2/15/22...........................     685,000        716,257
   LA State Public Facilities Authority, Woman's
     Hospital Foundation, Series 1992,
     7.250%, 10/1/22...........................   2,300,000      2,462,541




See accompanying Notes to Financial Statements.

                                                        Par          Value
   REFUNDED/ESCROWED (D) (CONT)
   MI Adams County, Jefferson Davis
     Memorial Hospital, Series 1991,
     7.900%, 10/1/08..........................   $  750,000    $   774,668
   NC Eastern Municipal Power Agency,
     Series 1991 A, 6.500%, 1/1/18.............   3,320,000      3,891,638
                                                              ------------
                                                                13,103,573
                                                              ------------

OTHER REVENUE - 2.3%
   RECREATION - 2.3%
   CA Long Beach Aquarium of the Pacific,
     Series 1995 A, 6.125%, 7/1/23.............   4,750,000      5,272,263
                                                              ------------

RESOURCE RECOVERY - 0.3%
   DISPOSAL - 0.3%
   IL Development Finance Authority, Waste
     Management, Inc., Series 1997,
     5.050%, 1/1/10............................     250,000        236,265
   UT Carbon County, Laidlaw Environmental,
     Series A, 7.450%, 7/1/17..................     500,000        494,375
                                                              ------------
                                                                   730,640
                                                              ------------

TAX-BACKED - 12.5%
   LOCAL APPROPRIATED - 1.1%
   PA Philadelphia Municipal Authority,
     Series 1993 D, 6.250%, 7/15/13............   2,500,000      2,565,275
                                                              ------------

   LOCAL GENERAL OBLIGATIONS - 0.5%
   NY New York City, Series 1996 B,
     7.250%, 8/15/07...........................   1,000,000      1,167,620
                                                              ------------

   SPECIAL NON-PROPERTY TAX - 3.9%
   CO State Department of Transportation:
     Series 832R-A, 9.170%, 6/15/14 (c)........   3,000,000      3,411,000
     Series 832R-B, 9.170%, 6/15/15 (c)........   2,000,000      2,244,480
   MO St. Louis County Industrial Development
     Authority, Kiel Center Arena, Series 1992,
     7.875%, 12/1/24...........................   3,000,000      3,127,500
                                                              ------------
                                                                 8,782,980
                                                              ------------
   SPECIAL PROPERTY TAX - 3.0%
   CA Orange County Community Facilities
     District, Ladera Ranch, Series 1999 A,
     6.500%, 8/15/21...........................   1,000,000      1,045,000
   FL Heritage Palms Community Development District:
     Series 1999, 6.250%, 11/1/04..............   1,000,000      1,008,750
     Series 1999 B, 6.250%, 5/1/05.............     650,000        655,688
   FL Indigo Community Development District,
     Series 1999 B, 6.400%, 5/1/06.............   1,000,000      1,010,000
   FL Lexington Oaks Community Development District:
     Series 2000 A, 7.200%, 5/1/30.............     600,000        620,250
     Series 2000 D, 6.700%, 5/1/07.............     735,000        753,375
   FL Northern Palm Beach County Improvement

     District, Series 1999, 6.000%, 8/1/29.....     750,000        709,688




See accompanying Notes to Financial Statements.

                                                        Par          Value
   SPECIAL PROPERTY TAX (CONT)
   FL Orlando, Conroy Road Interchange Project,
     Series 1998 A,
       5.500%, 5/1/10..........................  $  200,000     $  197,250
       5.800%, 5/1/26..........................     500,000        468,750
   FL Stoneybrook Community Development

     District, Series 1998 A, 6.100%, 5/1/19...     330,000        325,875
                                                              ------------
                                                                 6,794,626
                                                              ------------
   STATE APPROPRIATED - 1.0%
   NY Triborough Bridge & Tunnel Authority,
     Javits Convention Center Project, Series E,
     7.250%, 1/1/10............................   2,000,000      2,296,100
                                                              ------------

   STATE GENERAL OBLIGATIONS - 3.0%
   MA Massachusetts Bay Transportation
     Authority, Series 1992 B, 6.200%, 3/1/16..   5,825,000      6,676,382
                                                              ------------

TRANSPORTATION - 9.1%
   AIR TRANSPORTATION - 5.9%
   IL Chicago O'Hare International Airport,
     United Airlines, Inc., Series 2000 A,
     6.750%, 11/1/11...........................     800,000        822,368
   IN Indianapolis Airport Authority, Federal
     Express Corp., Series 1994, 7.100%,
     1/15/17...................................   3,000,000      3,188,850
   MN St. Paul, Northwest Airlines, 7.000%,
     4/1/25....................................     500,000        475,000
   MN St. Paul Northwest Airlines, 6.500%,
     4/1/25....................................     250,000        249,688
   NC Charlotte, US Airways, Inc., Series 1998,
     5.600%, 7/1/27............................     250,000        175,313
   NC Charlotte, US Airways, Inc., Series 2000,
     7.750%, 2/1/28............................     750,000        707,813
   PA Philadelphia Authority for Industrial
     Development, Aero Philadelphia, Series 1999,
     5.500%, 1/1/24............................   1,000,000        828,750
   TX Alliance Airport Authority, AMR Corp.,
     Series 1991, 7.000%, 12/1/11..............   4,070,000      4,469,471
   TX Houston Airport System, Continental
     Airlines Terminal, Series B, 6.125%,
     7/15/17...................................   2,000,000      1,880,000
   WA Port Seattle, Northwest Airlines, Inc.,
     Series 2000, 7.250%, 4/1/30...............     500,000        488,125
                                                              ------------
                                                                13,285,378
                                                              ------------
   PORTS - 1.3%
   WA Port of Seattle, Series 2000:
     8.610%, 2/1/10............................     625,000        748,888
     8.610%, 2/1/11............................   1,875,000      2,259,863
                                                              ------------
                                                                 3,008,751
                                                              ------------
   TOLL FACILITIES - 1.5%
   CO State Public Highway Authority, Araphoe
   County, E470, Series 2000 B:
       (a) 9/1/18..............................   4,000,000      1,580,760
       (a) 9/1/35..............................   8,750,000        708,663
   CO Northwest Parkway, 7.125%, 6/15/41.......   1,000,000      1,000,000
                                                              ------------
                                                                 3,289,423
                                                              ------------




See accompanying Notes to Financial Statements.

                                                        Par          Value
   TRANSPORTATION - 0.4%
   NV State Department of Business & Industry,
     Las Vegas Monorail Project, Series 2000,
     7.375%, 1/1/40............................  $1,000,000     $  996,250
                                                              ------------

UTILITY - 23.0%
   INDEPENDENT POWER PRODUCER - 5.5%
   MI Midland County Economic Development
     Corp., Series 2000, 6.875%, 7/23/09.......   1,000,000      1,030,000
   PA State Economic Development Financing Authority,
     Northampton Generating:
      Series A, 6.500%, 1/1/13.................   2,000,000      2,000,760
      Series 1994 B, 6.750%, 1/1/07............   3,000,000      3,057,780
   VA Pittsylvania County Industrial Development
     Authority, Multitrade of Pittsylvania, Series 1994 A:
      7.550%, 1/1/19...........................   3,100,000      2,972,125
      7.450%, 1/1/09...........................   3,500,000      3,421,250
                                                              ------------
                                                                12,481,915
                                                              ------------

   INVESTOR OWNED - 6.4%
   CT State Development Authority, Connecticut
     Light & Power Co., Series 1993 A,
     5.850%, 9/1/28............................   2,900,000      2,887,994
   LA Calcasieu Parish Industrial Development Board,
     Entergy Gulf States, Inc., Series 1999,
     5.450%, 7/1/10............................     500,000        484,375
   LA West Feliciana Parish, Entergy Gulf States,
     Inc., Series 1999 B, 6.600%, 9/1/28.......     250,000        250,000
   MS State Business Finance Corp., Systems
     Energy Resources, Inc., Series 1999,
     5.900%, 5/1/22............................   1,250,000      1,179,688
   NM Farmington, Tucson Electric Power Co.,
     Series 1997 A, 6.950%, 10/1/20............   2,000,000      2,045,000
   NV Humboldt County Pollution Control Revenue,
     Idaho Power Co. Project, 8.300%, 12/1/14..   2,000,000      2,255,060
   PA Beaver County Industrial Development
     Authority, Toledo Edison Co., Series 1995,
     7.625%, 5/1/20............................   4,900,000      5,243,000
                                                              ------------
                                                                14,345,117
                                                              ------------
   JOINT POWER AUTHORITY - 5.0%
   GA State Municipal Electric Authority,
     Series 1991 V, 6.600%, 1/1/18.............   3,375,000      3,903,221
   NC Eastern Municipal Power Agency,
     Series 1991 A, 6.500%, 1/1/18.............   1,680,000      1,813,157
   WA State, Public Power Supply System,
     Series 1991 A (a) 7/1/07..................   6,945,000      5,356,745
                                                              ------------
                                                                11,073,123
                                                              ------------
   MUNICIPAL ELECTRIC - 0.5%
   WA Seattle, Series 2001, 5.500%, 3/1/17.....   1,000,000      1,030,930
                                                              ------------




See accompanying Notes to Financial Statements.

                                                        Par          Value
   WATER & Sewer - 5.6%
   FL Tampa Bay Water Utility Systems Revenue,
     8.180%, 10/1/29...........................  $7,500,000    $ 8,220,887
   NH State Industrial Development Authority,
     Pennichuck Water Works, Inc., Series 1988,
     7.500%, 7/1/18............................     535,000        569,775
   PA Dauphin County Industrial Development
     Authority, Dauphin Water Supply Co.,
     Series 1992 A, 6.900%, 6/1/24.............   3,200,000      3,750,688
                                                             -------------
                                                                12,541,350
                                                             -------------

TOTAL MUNICIPAL BONDS
   (cost of $213,347,772)......................                213,203,767
                                                             -------------

MUNICIPAL PREFERRED STOCKS - 1.4%                    Shares
   HOUSING - 1.4%
   MULTI-FAMILY - 1.4%
   Charter Municipal Mortgage Acceptance Co.:
     6.625%, 6/30/49 (e).......................   2,000,000      2,037,500
     7.600%, 11/30/50 (e)......................   1,000,000      1,056,250
                                                             -------------
TOTAL MUNICIPAL PREFERRED STOCKS
   (cost of $3,000,000)........................                  3,093,750
                                                             -------------

TOTAL INVESTMENTS
   (cost $216,347,772)(f)......................                216,297,517
                                                             -------------

OTHER ASSETS & LIABILITIES, NET - 4.0%.........                  9,077,448
                                                             -------------

NET ASSETS - 100.0%............................               $225,374,965
                                                             =============




See accompanying Notes to Financial Statements.

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a)  Zero coupon bond.

(b) These securities, or a portion thereof, with a total market value of $476,083 are being used to collateralize open future contracts.

(c) The issuer is in default of certain debt covenants. Income is not being accrued.

(d) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust solely for the purpose of the payment of principle and income.

(e) These securities are exempt from registration under rule 144A of the securities act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2001, the value of these securities amounted to $3,093,750 or 1.4% of net assets.

(f)  Cost for federal income tax purposes is the same.



   Short futures contracts open at June 30, 2001:

                                                               UNREALIZED
                             PAR VALUE                        APPRECIATION/
                            COVERED BY                        DEPRECIATION
             TYPE            CONTRACTS       EXPIRATION        AT 06/30/01
         -------------     ------------    --------------      ----------
        Municipal Bond     $12,200,000     September 2001      $  (54,640)
         Treasury Note      21,300,000     September 2001         133,618
                                                               ----------
                                                               $   78,978
                                                               ==========

   Long futures contracts open at June 30, 2001:

                             PAR VALUE                         UNREALIZED
                            COVERED BY                        DEPRECIATION
             TYPE            CONTRACTS       EXPIRATION        AT 06/30/01
         -------------     -----------     --------------      ----------
         Treasury Bond     $30,300,000     September 2001      $(211,580)





See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS
AND LIABILITIES

June 30, 2001

                                                       SR&F         SR&F
                                                  MUNICIPAL   HIGH-YIELD
                                               MONEY MARKET   MUNICIPALS
                                                  PORTFOLIO    PORTFOLIO
                                              ------------- ------------
ASSETS
Investments, at value (cost of $123,803,504 and
   $216,347,772, respectively)..............   $123,803,504 $216,297,517
Cash........................................         79,674    1,868,648
Receivable for:
   Investments sold.........................        180,116    4,304,142
   Interest.................................        787,231    4,110,386
Other assets................................          5,105       23,072
                                              ------------- ------------
   Total Assets.............................    124,855,630  226,603,765
                                              ------------- ------------

Payable for:
   Investments purchased....................      3,611,279    1,047,932
   Distributions............................         11,534           --
   Variation margin on futures contracts....             --       99,594
   Management fee...........................         25,944       75,295
   Transfer agent fee.......................            500          501
   Bookkeeping fee..........................          2,239        2,294
   Custody fee..............................            502          250
Other liabilities...........................          4,939        2,934
                                              ------------- ------------
   Total Liabilities........................      3,656,937    1,228,800
                                              ------------- ------------
   Net Assets Applicable to Investors'
     Beneficial Interest....................   $121,198,693 $225,374,965
                                              ============= ============




See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2001

                                                       SR&F         SR&F
                                                  MUNICIPAL   HIGH-YIELD
                                               MONEY MARKET   MUNICIPALS
                                                  PORTFOLIO    PORTFOLIO
                                                ----------- ------------
INVESTMENT INCOME
Interest income.............................     $5,119,544  $16,036,151
EXPENSES
Management fee..............................        320,261    1,039,675
Transfer agent fee..........................          5,997        6,001
Bookkeeping fee.............................         26,953       29,779
Audit fee...................................         19,396       16,604
Trustees' fee...............................          8,388       12,976
Custody fee.................................          6,200        8,733
Other expenses..............................         31,054       35,703
                                                ----------- ------------
   Total Expenses...........................        418,249    1,149,471
Custody credits earned......................         (2,729)      (6,421)
                                                ----------- ------------
   Net Expenses.............................        415,520    1,143,050
                                                ----------- ------------
   Net Investment Income....................      4,704,024   14,893,101
                                                ----------- ------------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments
   and futures contracts....................        (30,258)  (2,167,283)
Net change in unrealized appreciation/depreciation
   on investments and futures contracts.....          2,978    4,173,176
                                                ----------- ------------
   Net Gain (Loss)..........................        (27,280)   2,005,893
                                                ----------- ------------
Net Increase in Net Assets

   from Operations..........................     $4,676,744  $16,898,994
                                                =========== ============





See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES
IN NET ASSETS

                                                                            SR&F MUNICIPAL                   SR&F HIGH-YIELD
                                                                        MONEY MARKET PORTFOLIO             MUNICIPALS PORTFOLIO
                                                                   ------------------------------    ------------------------------
                                                                     YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                                      JUNE 30,        JUNE 30,         JUNE 30,         JUNE 30,
INCREASE (DECREASE) IN NET ASSETS                                        2001            2000             2001            2000
                                                                   -------------    -------------    -------------    -------------
OPERATIONS
Net investment income ..........................................   $   4,704,024    $   4,672,103    $  14,893,101    $  16,628,146
Net realized gain (loss) on investments and futures contracts ..         (30,258)          (9,305)      (2,167,283)       3,144,211
Net change in unrealized appreciation/depreciation
        on investments and futures contracts ...................           2,978           (2,978)       4,173,176      (20,040,482)
                                                                   -------------    -------------    -------------    -------------
        Net Increase (Decrease) from Operations ................       4,676,744        4,659,820       16,898,994         (268,125)
                                                                   -------------    -------------    -------------    -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions ..................................................      88,227,756      104,696,255        6,138,469       26,251,065
Withdrawals ....................................................     (96,785,086)    (118,326,546)     (51,309,604)     (71,998,834)
                                                                   -------------    -------------    -------------    -------------
        Net Decrease from Transactions in Investors'
          Beneficial Interest ..................................      (8,557,330)     (13,630,291)     (45,171,135)     (45,747,769)
                                                                   -------------    -------------    -------------    -------------
        Total Decrease in Net Assets ...........................      (3,880,586)      (8,970,471)     (28,272,141)     (46,015,894)
NET ASSETS
Beginning of period ............................................     125,079,279      134,049,750      253,647,106      299,663,000
                                                                   -------------    -------------    -------------    -------------
End of period ..................................................   $ 121,198,693    $ 125,079,279    $ 225,374,965    $ 253,647,106
                                                                   =============    =============    =============    =============


See accompanying Notes to Financial Statements.


58-59 spread


STATEMENTS OF ASSETS
AND LIABILITIES

JUNE 30, 2001
                                                                    STEIN ROE       STEIN ROE       STEIN ROE       STEIN ROE
                                                                    MUNICIPAL      INTERMEDIATE      MANAGED        HIGH-YIELD
                                                                   MONEY MARKET     MUNICIPALS      MUNICIPALS      MUNICIPALS
                                                                       FUND            FUND            FUND            FUND
                                                                   --------------  --------------  --------------  --------------
ASSETS
Investments in Portfolio, at value...............................  $108,178,342      $        --    $        --    $225,374,975
Investments at market value (cost $142,721,865,
        and $410,298,494, respectively)..........................            --      153,018,902    444,520,571              --
Cash.............................................................            --          530,606        108,211              --
Receivable for:
        Investments sold.........................................            --           50,000      7,388,800              --
        Fund shares sold.........................................       323,260           39,124        173,369          93,677
        Dividend.................................................            --               --      7,507,462              --
        Interest.................................................            --        2,511,635             --              --
Expense reimbursement due from Advisor...........................            --           62,730             --           2,895
Other assets.....................................................            --            7,129             --          14,342
                                                                   --------------  --------------  --------------  --------------
        Total Assets.............................................   108,501,602      156,220,126    459,698,413     225,485,889
                                                                   --------------  --------------  --------------  --------------
LIABILITIES
Payable to custodian bank........................................       225,627               --             --              --
Payable for:
        Investments purchased....................................            --        2,276,858      3,154,507              --
        Fund shares repurchased..................................        86,934          480,374        496,047          51,179
        Distributions............................................        61,157          164,184        769,670         378,136
        Variation margin on futures contracts....................            --           54,000        615,938              --
        Management fee...........................................            --           56,149        150,322              --
        Administration fee.......................................        22,168           17,792         40,067          26,120
        Transfer agent fee.......................................        14,155           17,744         58,520          34,089
        Bookkeeping fee..........................................         2,135            2,296          2,750           2,810
        Audit fee................................................           896           12,000          5,500           9,340
Other liabilities................................................        11,671            6,331         38,992          34,603
                                                                   --------------  --------------  --------------  --------------
        Total Liabilities........................................       424,743        3,087,728      5,332,313         536,277
                                                                   --------------  --------------  --------------  --------------
Net Assets.......................................................  $108,076,859     $153,132,398   $454,366,100    $224,949,612
                                                                   ==============  ==============  ==============  ==============
COMPOSITION OF NET ASSETS
Paid in capital..................................................  $108,097,214     $143,166,823   $419,688,521    $233,528,731
Undistributed (overdistributed) net investment income............        21,629           (6,222)      (212,743)        173,063
Accumulated net realized gain (loss)
        on investments and futures contracts.....................       (42,395)        (280,219)      (445,735)     (8,569,351)
Net unrealized appreciation/depreciation
        on investments and futures contracts.....................           411       10,252,016     35,336,057        (182,831)
                                                                   --------------  --------------  --------------  --------------
Net Assets.......................................................  $108,076,859     $153,132,398   $454,366,100    $224,949,612
                                                                   ==============  ==============  ==============  ==============


See accompanying Notes to Financial Statements.


60-61 spread

JUNE 30, 2001

                                                                    MUNICIPAL       INTERMEDIATE     MANAGED         HIGH-YIELD
                                                                   MONEY MARKET      MUNICIPALS     MUNICIPALS       MUNICIPALS
                                                                       FUND             FUND           FUND             FUND
                                                                   --------------  --------------  --------------  --------------
Net assets - Class A.............................................   $        --    $ 12,988,049    $         --    $      1,057
                                                                   ==============  ==============  ==============  ==============
Shares outstanding (unlimited number authorized) - Class A.......            --       1,143,297              --              95
                                                                   ==============  ==============  ==============  ==============
Net asset value and redemption price per share - Class A.........   $        --    $      11.36    $         --    $      11.13
                                                                   ==============  ==============  ==============  ==============
Maximum offering price per share - Class A.......................   $        --    $      11.96(a) $         --    $      11.81(b)
                                                                   ==============  ==============  ==============  ==============
Net assets - Class B.............................................   $        --    $  6,981,082    $         --    $         --
                                                                   ==============  ==============  ==============  ==============
Shares outstanding (unlimited number authorized) - Class B.......            --         614,683              --              --
                                                                   ==============  ==============  ==============  ==============
Net asset value, offering and redemption
        price per share - Class B................................   $        --    $      11.36    $         --    $         --
                                                                   ==============  ==============  ==============  ==============
Net assets - Class C.............................................   $        --    $    962,301    $         --    $         --
                                                                   ==============  ==============  ==============  ==============
Shares outstanding (unlimited number authorized) - Class C.......            --          84,674              --              --
                                                                   ==============  ==============  ==============  ==============
Net asset value, offering and redemption price
        per share - Class C......................................   $        --    $      11.36    $         --    $         --
                                                                   ==============  ==============  ==============  ==============
Net assets - Class S.............................................  $108,076,859    $132,200,966    $454,366,100    $224,948,555
                                                                   ==============  ==============  ==============  ==============
Shares outstanding (unlimited number authorized) - Class S.......   108,051,706      11,633,213      50,557,897      20,234,646
                                                                   ==============  ==============  ==============  ==============
Net asset value, offering and redemption price
        per share - Class S......................................   $      1.00    $      11.36    $       8.99    $      11.12
                                                                   ==============  ==============  ==============  ==============


(a) Computation of offering price: 100/95.25 of net asset value.
(b) Computation of offering price: 100/94.25 of net asset value.


See accompanying Notes to Financial Statements.


62-63 spread


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2001
                                                                     STEIN ROE       STEIN ROE      STEIN ROE       STEIN ROE
                                                                     MUNICIPAL      INTERMEDIATE     MANAGED        HIGH-YIELD
                                                                    MONEY MARKET     MUNICIPALS     MUNICIPALS      MUNICIPALS
                                                                        FUND           FUND(a)         FUND           FUND(b)
                                                                   --------------  --------------  --------------  --------------
INVESTMENT INCOME
Interest allocated from Portfolio................................    $4,601,699       $       --     $       --     $16,035,033
Interest income..................................................            --        7,981,019     26,961,845              --
                                                                   --------------  --------------  --------------  --------------
        Total investment income..................................     4,601,699        7,981,019     26,961,845      16,035,033
EXPENSES
Expenses allocated from Portfolio................................       373,562               --             --       1,142,989
Management fee...................................................            --          643,093      1,930,279              --
Administration fee...............................................       286,067          206,792        538,820         315,453
Service fee - Class A............................................            --           10,840             --               2
Service fee - Class B............................................            --            6,550             --              --
Service fee - Class C............................................            --              931             --              --
Distribution fee - Class B.......................................            --           21,287             --              --
Distribution fee - Class C.......................................            --            3,025             --              --
Transfer agent fee...............................................       187,068          216,891        699,787         367,345
Bookkeeping fee..................................................        26,545           27,386         35,345          29,761
Trustees' fee....................................................         7,434           10,053         20,943           8,265
Custody fee......................................................         1,232            5,435         14,505           1,185
Other expenses...................................................        56,264          162,615        205,007          90,877
                                                                   --------------  --------------  --------------  --------------
        Total Expenses...........................................       938,172        1,314,898      3,444,686       1,955,877
Expenses waived or borne by the Investment Advisor...............      (131,456)        (250,073)            --              --
Expenses waived or borne by the Distributor......................            --           (3,042)       (12,195)             --
Custody credits earned...........................................            --           (2,094)            --              --
                                                                   --------------  --------------  --------------  --------------
        Net Expenses.............................................       806,716        1,059,689      3,432,491       1,955,877
                                                                   --------------  --------------  --------------  --------------
        Net Investment Income....................................     3,794,983        6,921,330     23,529,354      14,079,156
                                                                   --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments allocated from Portfolio........       (26,245)              --             --      (2,167,497)
Net realized gain on investments and futures contracts...........            --          209,438      2,610,060              --
Net change in unrealized appreciation/depreciation on
        investments, futures contracts and investments
        allocated from Portfolio.................................         2,624        4,602,773     18,804,629       4,172,995
                                                                   --------------  --------------  --------------  --------------
        Net Gain (Loss)..........................................       (23,621)       4,812,211     21,414,689       2,005,498
                                                                   --------------  --------------  --------------  --------------
Increase in Net Assets from Operations...........................    $3,771,362      $11,733,541    $44,944,043     $16,084,654
                                                                   ==============  ==============  ==============  ==============

(a) Class A, B and C shares were initially offered on January 26, 2001.
(b) Class A shares were initially offered on July 31, 2000.

See accompanying Notes to Financial Statements.

64-65 spread

STATEMENTS OF CHANGES
IN NET ASSETS

                                                                             STEIN ROE                     STEIN ROE
                                                                          MUNICIPAL MONEY                 INTERMEDIATE
                                                                            MARKET FUND                  MUNICIPALS FUND
                                                                   ---------------------------      ---------------------------
                                                                    YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                      JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,
INCREASE (DECREASE) IN NET ASSETS                                       2001            2000            2001(a)          2000
                                                                   --------------  --------------  --------------  --------------
OPERATIONS:
Net investment income............................................    $3,794,983       $3,676,154     $6,921,330      $7,204,525
Net realized gain on investments and futures contracts...........            --               --        209,438          63,599
Net realized loss on investments allocated from Portfolio........       (26,245)          (7,875)            --              --
Net change in unrealized appreciation/depreciation
        on investments, futures contracts and
        investments allocated from Portfolio.....................         2,624           (2,913)     4,602,773      (3,058,927)
                                                                   --------------  --------------  --------------  --------------
        Net Increase from Operations.............................     3,771,362        3,665,366     11,733,541       4,209,197
                                                                   --------------  --------------  --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Class A.............................            --               --       (244,149)             --
From net investment income - Class B.............................            --               --       (125,866)             --
From net investment income - Class C.............................            --               --       (20,059)              --
From net investment income - Class S.............................    (3,866,466)      (3,595,341)    (6,557,559)     (7,274,968)
From net realized capital gains..................................            --               --             --        (735,394)
                                                                   --------------  --------------  --------------  --------------
        Total Distributions to Shareholders......................    (3,866,466)      (3,595,341)    (6,947,633)     (8,010,362)

SHARE TRANSACTIONS:
Subscriptions - Class A..........................................            --               --      1,108,278              --
Proceeds received in connection with merger - Class A............            --               --     12,945,029              --
Distributions reinvested - Class A...............................            --               --        150,003              --
Redemptions - Class A............................................            --               --     (1,196,465)             --
                                                                   --------------  --------------  --------------  --------------
        Net Increase - Class A...................................            --               --     13,006,845              --
                                                                   --------------  --------------  --------------  --------------
Subscriptions - Class B..........................................            --               --         83,707              --
Proceeds received in connection with merger - Class B............            --               --      8,267,463              --
Distributions reinvested - Class B...............................            --               --         70,869              --
Redemptions - Class B............................................            --               --     (1,417,028)             --
                                                                   --------------  --------------  --------------  --------------
        Net Increase - Class B...................................            --               --      7,005,011              --
                                                                   --------------  --------------  --------------  --------------

Subscriptions - Class C..........................................            --               --          2,114              --
Proceeds received in connection with merger - Class C............            --               --      1,361,552              --
Distributions reinvested - Class C...............................            --               --         10,813              --
Redemptions - Class C............................................            --               --       (410,246)             --
                                                                   --------------  --------------  --------------  --------------
        Net Increase - Class C...................................            --               --        964,233              --
                                                                   --------------  --------------  --------------  --------------

(a) Class A, B, and C shares were initially offered on January 26, 2001.

See accompanying Notes to Financial Statements.

66-67 spread

STATEMENTS OF CHANGES
IN NET ASSETS (CONT.)

                                                                             STEIN ROE                     STEIN ROE
                                                                          MUNICIPAL MONEY                 INTERMEDIATE
                                                                            MARKET FUND                  MUNICIPALS FUND
                                                                   ---------------------------      ---------------------------
                                                                    YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                      JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,
INCREASE (DECREASE) IN NET ASSETS                                       2001            2000            2001(a)          2000
                                                                   --------------  --------------  --------------  --------------
SHARE TRANSACTIONS (CONT)
Subscriptions - Class S..........................................  $ 164,319,147     $136,192,297    $ 23,609,167    $ 18,308,500
Distributions reinvested - Class S...............................      3,539,356        3,196,522       4,902,426       5,594,859
Redemptions - Class S............................................   (173,501,211)    (144,677,406)    (36,951,191)    (53,188,196)
                                                                   --------------  --------------  --------------  --------------
        Net Decrease - Class S...................................     (5,642,708)      (5,288,587)     (8,439,598)    (29,284,837)
                                                                   --------------  --------------  --------------  --------------
        Net Increase (Decrease) from Share Transactions..........     (5,642,708)      (5,288,587)     12,536,491     (29,284,837)
                                                                   --------------  --------------  --------------  --------------
        Total Increase (Decrease) in Net Assets..................     (5,737,812)      (5,218,562)     17,322,400     (33,086,002)
NET ASSETS
Beginning of period..............................................    113,814,671      119,033,233     135,809,998     168,896,000
                                                                   --------------  --------------  --------------  --------------
End of period....................................................  $ 108,076,859     $113,814,671    $153,132,398    $135,809,998
                                                                   ==============  ==============  ==============  ==============
Undistributed (overdistributed) net investment income............  $      21,629     $     93,112    $     (6,222)  $     (19,335)
                                                                   ==============  ==============  ==============  ==============
CHANGES IN SHARES OF BENEFICIAL INTEREST
Subscriptions - Class A..........................................            --               --           97,018              --
Issued in connection with merger - Class A.......................            --               --        1,136,725              --
Issued for distributions reinvested - Class A....................            --               --           13,207              --
Redemptions - Class A............................................            --               --         (103,653)             --
                                                                   --------------  --------------  --------------  --------------
        Net Increase - Class A...................................            --               --        1,143,297              --
                                                                   --------------  --------------  --------------  --------------
Subscriptions - Class B..........................................            --               --            7,027              --
Issued in connection with merger - Class B.......................            --               --          725,980              --
Issued for distributions reinvested - Class B....................            --               --            6,237              --
Redemptions - Class B............................................            --               --         (124,561)             --
                                                                   --------------  --------------  --------------  --------------
        Net Increase - Class B...................................            --               --          614,683              --
                                                                   --------------  --------------  --------------  --------------
Subscriptions - Class C..........................................            --               --              128              --
Issued in connection with merger - Class C.......................            --               --          119,560              --
Issued for distributions reinvested - Class C....................            --               --              952              --
Redemptions - Class C............................................            --               --          (35,966)             --
                                                                   --------------  --------------  --------------  --------------
        Net Increase - Class C...................................            --               --           84,674              --
                                                                   --------------  --------------  --------------  --------------
Subscriptions - Class S..........................................    164,331,679      136,192,297       2,093,635       1,669,390
Issued for distributions reinvested - Class S....................      3,539,356        3,196,522         436,242         510,120
Redemptions - Class S............................................   (173,501,211)    (144,677,406)     (3,287,944)     (4,830,097)
                                                                   --------------  --------------  --------------  --------------
        Net Decrease - Class S...................................     (5,630,176)      (5,288,587)       (758,067)     (2,650,587)
                                                                   --------------  --------------  --------------  --------------
        Total Increase (Decrease) in Shares
        of Beneficial Interest...................................     (5,630,176)      (5,288,587)      1,084,587      (2,650,587)
                                                                   --------------  --------------  --------------  --------------

(a) Class A, B, and C shares were initially offered on January 26, 2001.

See accompanying Notes to Financial Statements.

68-69 spread

Statements of Changes
in Net Assets

                                                                              MANAGED                        HIGH-YIELD
                                                                          MUNICIPALS FUND                  MUNICIPALS FUND
                                                                   -----------------------------   ------------------------------
                                                                    YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                      JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,
INCREASE (DECREASE) IN NET ASSETS                                       2001            2000            2001(a)         2000
                                                                   --------------  --------------  --------------  --------------
OPERATIONS:
Net investment income............................................   $23,529,354      $26,313,198    $14,079,156     $15,769,857
Net realized gain on investments and futures contracts...........     2,610,060        2,359,276             --              --
Net realized gain (loss) on investments
        allocated from Portfolio.................................            --               --     (2,167,497)      3,179,151
Net change in unrealized appreciation/depreciation
        on investment, futures contracts and
        investments allocated from Portfolio.....................    18,804,629      (21,196,000)     4,172,995     (20,046,734)
                                                                   --------------  --------------  --------------  --------------
        Net Increase (Decrease) from Operations..................    44,944,043        7,476,474     16,084,654      (1,097,726)
                                                                   --------------  --------------  --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Class A.............................            --               --            (53)             --
From net investment income - Class S.............................   (23,563,083)     (26,352,066)   (14,034,351)    (15,495,543)
From net realized capital gains..................................    (3,397,797)      (5,797,647)            --              --
                                                                   --------------  --------------  --------------  --------------
        Total Distributions to Shareholders......................   (26,960,880)     (32,149,713)   (14,034,404)    (15,495,543)
                                                                   --------------  --------------  --------------  --------------
SHARE TRANSACTIONS:
Subscriptions - Class A..........................................            --               --          1,000              --
Distributions reinvested - Class A...............................            --               --             53              --
                                                                   --------------  --------------  --------------  --------------
        Net Increase - Class A...................................            --               --          1,053              --
                                                                   --------------  --------------  --------------  --------------
Subscriptions - Class S..........................................   117,914,498       29,617,372     16,198,748      53,142,045
Distributions reinvested - Class S...............................    16,506,899       17,510,343      9,458,044       9,880,458
Redemptions - Class S............................................  (156,243,597)    (102,571,199)   (56,545,431)    (90,516,106)
                                                                   --------------  --------------  --------------  --------------
        Net Decrease - Class S...................................   (21,822,200)     (55,443,484)   (30,888,639)    (27,493,603)
                                                                   --------------  --------------  --------------  --------------
        Net Decrease from Share Transactions.....................   (21,822,200)     (55,443,484)   (30,887,586)    (27,493,603)
                                                                   --------------  --------------  --------------  --------------
        Total Decrease in Net Assets.............................    (3,839,037)     (80,116,723)   (28,837,336)    (44,086,872)
NET ASSETS
Beginning of period..............................................   458,205,137      538,321,860    253,786,948     297,873,820
                                                                   --------------  --------------  --------------  --------------
End of period....................................................  $454,366,100     $458,205,137   $224,949,612    $253,786,948
                                                                   ==============  ==============  ==============  ==============
Undistributed (overdistributed) net investment income............  $   (212,744)    $   (201,818)  $    173,063    $    115,505
                                                                   ==============  ==============  ==============  ==============

CHANGES IN SHARES OF BENEFICIAL INTEREST:
Subscriptions - Class A..........................................            --               --             90              --
Issued for distributions reinvested - Class A....................            --               --              5              --
                                                                   --------------  --------------  --------------  --------------
        Net Increase - Class A...................................            --               --             95              --
                                                                   --------------  --------------  --------------  --------------
Subscriptions - Class S..........................................    13,117,052       3,224,260       1,450,026       4,744,794
Issued for distributions reinvested - Class S....................     1,847,836       2,204,530         848,660         882,048
Redemptions - Class S............................................   (17,394,723)    (11,818,907)     (5,051,528)     (8,082,491)
                                                                   --------------  --------------  --------------  --------------
        Net Decrease - Class S...................................    (2,429,835)     (6,390,117)     (2,752,842)     (2,455,649)
                                                                   --------------  --------------  --------------  --------------
        Total Decrease in Shares of Beneficial Interest..........    (2,429,835)     (6,390,117)     (2,752,747)     (2,455,649)
                                                                   --------------  --------------  --------------  --------------

(a)  Class A shares were initially offered on July 31, 2000.


See accompanying Notes to Financial Statements.

70-71 spread

NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION

     Stein Roe Municipal Money Market Fund, Stein Roe Intermediate Municipals Fund, Stein Roe Managed Municipals Fund and Stein Roe High-Yield Municipals Fund (the "Funds") are series of Liberty-Stein Roe Municipal Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. Stein Roe Municipal Money Market Fund and Stein Roe High-Yield Municipals Fund invest substantially all of their assets in SR&F Municipal Money Market Portfolio and SR&F High-Yield Municipals Portfolio (the "Portfolios"), respectively.

     The Portfolios are series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. SR&F High-Yield Municipals Portfolio commenced operations on February 2, 1998. At commencement, Stein Roe High-Yield Municipals Fund contributed $335,711,000 in securities and other net assets to SR&F High-Yield Municipals Portfolio in exchange for beneficial ownership of the Portfolio. On February 4, 1998, Stein Roe Advisor High-Yield Municipals Fund contributed cash of $100,000 to the Portfolio. The Portfolios allocate income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At June 30, 2001, Stein Roe Municipal Money Market Fund owned 89.3% of SR&F Municipal Money Market Portfolio; and Stein Roe High-Yield Municipals Fund owned 100.0% of SR&F High-Yield Municipals Portfolio.

     Stein Roe High-Yield Municipals Fund offers two classes of shares: Class A and Class S shares. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class S shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class S shares, as described in the prospectus.

     Stein Roe Intermediate Municipals Fund offers four classes of shares: Class A, Class B, Class C, and Class S. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four, or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class S shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class S shares, as described in the Fund's prospectus.

     On January 26, 2001, Liberty Intermediate Tax Exempt Fund merged into Stein Roe Intermediate Municipals Fund as follows:

                                    MUTUAL FUND          UNREALIZED
        SHARES ISSUED           NET ASSETS RECEIVED     APPRECIATION1
        1,982,265                   $22,574,044           $1,432,367

                                  NET ASSETS OF         NET ASSETS OF
        NET ASSETS OF          (OTHER MUTUAL FUND)         THE FUND
        THE FUND PRIOR          IMMEDIATELY PRIOR     IMMEDIATELY AFTER
        TO COMBINATION           TO COMBINATION           COMBINATION
         $136,775,894              $22,574,044           $159,349,938

1 Unrealized appreciation is included in the Mutual Fund Net Assets Received amount shown above.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following summarizes the significant accounting policies of the Funds and the Portfolios. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:
-----------------------------------------------------------------

     All income, expenses (other than Class A, Class B and Class C service fees and the Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

     Per share data was calculated using the average shares outstanding during the period. In addition, Class A, Class B and Class C net investment income per share data reflects the service fee per share applicable to Class A, Class B and Class C shares and the distribution fee per share applicable to Class B and Class C shares only.

     Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fees applicable to Class B and Class C shares only.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
---------------------------------------------
     Investment transactions are accounted for on trade date. Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.

     Effective July 1, 2001, the Funds will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will be required to amortize the premium and discount on all debt securities. Upon the effective date, this accounting principle change will not have an impact on total net assets but will result in a reclassification between the cost of securities held and net unrealized appreciation/depreciation. The Funds currently have not determined the impact of the adoption of the new accounting policy.

     Securities purchased on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The values of such securities are subject to market fluctuations during this period. None of the Funds or the Portfolios had when-issued or delayed delivery purchase commitments as of June 30, 2001.

SECURITY VALUATIONS
-------------------
     Municipal securities are valued at a fair value using a procedure determined in good faith by the Board of Trustees (the "Trustees"), which has authorized the use of bid valuations provided by a pricing service, except for SR&F Municipal Money Market Portfolio. This Portfolio utilizes the amortized cost method to value its investments. This technique approximates market value and involves valuing a security initially at cost and, thereafter, assuming a constant amortization to maturity of any discount or premium. In the event that a deviation of 0.50% or more exists between Stein Roe Municipal Money Market Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market quotations, its Trustees would consider what action, if any, should be taken. Futures contracts are valued based on the difference between the last sale price and the opening price of the contract. Other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

     Stein Roe Municipal Money Market Fund attempts to maintain a per-share net asset value of $1.00, which management believes will be possible under most conditions.

FUTURES CONTRACTS
-----------------
     Stein Roe Intermediate Municipals Fund, Stein Roe Managed Municipals Fund and SR&F High-Yield Municipals Portfolio may enter into futures contracts to either hedge against expected declines of their portfolio securities or as a temporary substitute for the purchase of individual bonds. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time a fund seeks to close out a contract, and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged.

     Upon entering into a futures contract, the Fund/Portfolio deposits with its custodian cash or securities in an amount sufficient to meet the initial margin requirements. Subsequent payments are made or received by the Fund/Portfolio equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund/Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Federal Income Taxes

     No provision is made for federal income taxes since (a) the Funds elect to be taxed as "regulated investment companies" and make distributions to their shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolios are treated as partnerships for federal income tax purposes and all of their income is allocated to their owners based on methods approved by the Internal Revenue Service. All dividends paid from net investment income by the Funds constitute tax-exempt interest that is not taxable for federal income tax purposes; however, a portion of the dividends paid may be inclusive in the alternative minimum tax calculation.

     The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward up to eight years following the year of the loss, and offset such losses against any future realized gains. At June 30, 2001, the Funds had capital loss carryforwards as follows:

FUND                            AMOUNT          YEARS OF EXPIRATION
----                            ------          -------------------
Stein Roe Municipal
  Money Market Fund           $   32,125            2002-2009
Stein Roe Intermediate
  Municipals Fund                 27,641              2008
Stein Roe High-Yield
  Municipals Fund              6,781,125            2006-2009

     The capital loss carryforward for Stein Roe Intermediate Municipals Fund was inherited from its merger with Liberty Intermediate Tax Exempt Fund.


DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, are distributed annually. Dividends are determined in accordance with income tax principles, which may treat certain transactions differently than generally accepted accounting principles. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Permanent differences in the recognition or classification of income between the financial statements and tax earnings are reclassified to paid-in capital. The following reclassifications have been made to the financial statements.

INCREASE (DECREASE)
--------------------------------------------------------------------------------
                                                ACCUMULATED        ACCUMULATED
                                PAID IN        NET INVESTMENT      NET REALIZED
FUND NAME                       CAPITAL         INCOME (LOSS)       GAIN (LOSS)
--------------------------------------------------------------------------------
Stein Roe Intermediate
  Municipals Fund               $453,612          $39,415           $(493,027)
Stein Roe Managed
  Municipals Fund                     --           22,804             (22,804)
Stein Roe High-Yield
  Municipals Fund                     --           12,806             (12,806)

     These differences are primarily due to market discount. Net investment income, net realized gains (losses) and net asset were not affected by this reclassification.

     Additionally, the following net capital losses attributable to security transactions incurred after October 31, 2000 are treated as arising on July 1, 2001, the first day of the Funds' next taxable year:

FUND                    CAPITAL LOSS
----                    ------------
Stein Roe Municipal
  Money Market Fund       $10,270
Stein Roe High-Yield
  Municipals Fund          90,612


NOTE 3. PORTFOLIO COMPOSITION

     The Funds and the Portfolios invest in municipal securities including, but not limited to, general obligation bonds, revenue bonds and escrowed bonds (i.e., bonds that have been refinanced, the proceeds of which have been invested in U.S. or state and local government obligations that are set aside to pay off the original issue at the first call date or maturity). See Investment Portfolios for information regarding breakdown of securities held by type at June 30, 2001.

     The Funds and the Portfolios hold investments that are insured by private insurers who guarantee payment of principal and interest in the event of default. At June 30, 2001, investments in these securities for

Stein Roe Intermediate Municipals Fund, Stein Roe Managed Municipals Fund and SR&F High-Yield Municipals Portfolio represented 53.5%, 45.0% and 14.5% of holdings, respectively. SR&F Municipal Money Market Portfolio invests in certain short-term securities that are backed by bank letters of credit used to provide liquidity to the issuer and/or additional security in the event of default. At June 30, 2001, 74.7% of the Portfolio was backed by letters of credit. See the Portfolio of Investments for each Fund or Portfolio for additional information regarding portfolio composition.

NOTE 4. TRUSTEES' FEES AND TRANSACTIONS WITH AFFILIATES

MANAGEMENT & ADMINISTRATIVE FEES
     The Funds and the Portfolios pay monthly management and administrative fees, computed and accrued daily, to Stein Roe & Farnham, Incorporated (the "Advisor"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, for its services as investment advisor and manager. The management fee for SR&F Municipal Money Market Portfolio is computed at an annual rate of 0.25% of average daily net assets. The management fee for Stein Roe Intermediate Municipals Fund and SR&F High-Yield Municipals Portfolio is 0.45% of the first $100 million of average daily net assets, 0.425% of the next $100 million and 0.40% thereafter. The management fee for Stein Roe Managed Municipals Fund is 0.45% of the first $100 million of average daily net assets, 0.425% of the next $100 million, 0.40% of the next $800 million and 0.375% thereafter.

     The administrative fee for the Stein Roe Municipal Money Market Fund is computed at an annual rate of 0.25% of average daily net assets up to $500 million, 0.20% of average daily net assets for the next $500 million and 0.15% thereafter. The administrative fee for Stein Roe Intermediate Municipals Fund and Stein Roe High-Yield Municipals Fund is computed at an annual rate of 0.15% of the first $100 million of average daily net assets, 0.125% of the next $100 million and 0.10% thereafter. The administrative fee for Stein Roe

Managed Municipals Fund is 0.15% of the first $100 million of average daily net assets, 0.125% of the next $100 million, 0.10% of the next $800 million and 0.075% thereafter.

BOOKKEEPING FEES
     The Advisor provides bookkeeping and pricing services to each Fund and Portfolio for an annual fee equal to $25,000 plus 0.0025% annually of each Fund's and Portfolio's average daily net assets over $50 million.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEEs
     Liberty Funds Distributor, Inc. (the "Distributor"), a subsidiary of the Advisor, is Stein Roe Intermediate Municipals Fund's principal underwriter. For the year ended June 30, 2001, the Stein Roe Intermediate Municipals Fund has been advised that the Distributor received contingent deferred sales charges ("CDSC") of $257 on Class B Share redemptions.

     The Stein Roe Intermediate Municipals Fund has adopted a 12b-1 plan (the "Plan"), which requires it to pay the Distributor a monthly service fee equal to 0.20% annually on Class A, Class B and Class C net assets as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.65% annually of the average net assets attributable to Class B shares and Class C shares, only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.20% annually.

     The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS
     The Advisor has agreed to reimburse Stein Roe Municipal Money Market Fund and Stein Roe Intermediate Municipals Fund for expenses in excess of 0.70% of average annual net assets. This commitment expires on October 31, 2001, subject to earlier termination by the Advisor on 30 days' notice.

TRANSFER AGENT FEES
     Transfer agent fees are paid to Liberty Fund Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.14% annually of each Fund's average net assets, except Stein Roe Municipal Money Market which is equal to 0.15% annually. The Transfer Agent receives reimbursement for certain out-of-pocket expenses. The Transfer Agent receives a fixed fee of $6,000 for the Portfolios.

OTHER
     Certain officers and trustees of the Trust are also officers of the Advisor. No remuneration was paid by the Trust to any other trustee or officer of the Trust who is affiliated with the Advisor.

NOTE 5. LINE OF CREDIT

     The Trust (excluding the Stein Roe Municipal Money Market Fund, Liberty High Income Municipals Fund-Class A, Stein Roe High-Yield Municipals Fund) and the SR&F Base Trust (excluding the SR&F Cash Reserve Portfolio and SR&F Municipal Money Market Portfolio) (collectively, the "Trusts") participate in an unsecured line of credit agreement provided by the custodian bank. The line of credit entitles the Trusts to borrow from the custodian at any time upon notice from the Trusts. The borrowings available to the Trusts for the line of credit is $200 million. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each Trust and, ultimately, each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.5% per year. In addition, a commitment fee of 0.10% per annum on each Fund's borrowings shall be paid quarterly by each Fund based on the relative asset size of each Fund. Because several investment companies participate, there is no assurance that an individual Fund will have access to the entire letter of credit at any particular time. For the year ended June 30, 2001, the Trusts had no borrowings under the agreement.

NOTE 6. PORTFOLIO INFORMATION

     The aggregate cost of purchases and proceeds from sales or maturities of securities, excluding short-term obligations, for the year ended June 30, 2001, were as follows:

                          PURCHASES         SALES
                          ---------         -----
Stein Roe Intermediate
  Municipals Fund        $23,793,562     $31,531,620
Stein Roe Managed
  Municipals Fund         76,109,207      98,432,065
SR&F High-Yield
  Municipals Portfolio    37,718,614      67,218,274


     Unrealized appreciation (depreciation) at June 30, 2001 for both financial statement and federal income tax purposes was:

                                 STEIN ROE       STEIN ROE          SR&F
                                INTERMEDIATE      MANAGED        HIGH-YIELD
                                 MUNICIPALS      MUNICIPALS      MUNICIPALS
                                    FUND            FUND          PORTFOLIO
Gross unrealized
  appreciation                  $10,453,299     $39,680,468      $11,768,884
Gross unrealized
  depreciation                     (156,262)     (5,458,391)     (11,819,139)
                                -----------     -----------      -----------
Net unrealized
  appreciation/depreciation     $10,297,037     $34,222,077      $   (50,255)
                                ===========     ===========      ===========

FINANCIAL HIGHLIGHTS

SR&F MUNICIPAL MONEY MARKET PORTFOLIO

Selected data for a share outstanding throughout each period is as follows:

                                        YEAR ENDED JUNE 30,
                                ------------------------------------
                                2001    2000    1999    1998    1997
                                ----    ----    ----    ----    ----
SELECTED RATIOS

Expenses (a)..................  0.32%   0.30%   0.30%   0.34%   0.32%
Net investment income (a).....  3.66%   3.57%   3.07%   3.41%   3.36%

(a) The benefits derived from custody credits and directed brokerage arrangements had no impact.



SR&F HIGH-YIELD MUNICIPALS PORTFOLIO
Selected data for a share outstanding throughout each period is as follows:

                                                        PERIOD
                                  YEAR ENDED JUNE 30,   ENDED
                                --------------------    JUNE 30,
                                2001    2000    1999    1998(a)
                                ----    ----    ----    -------
SELECTED RATIOS
Expenses (d)..................  0.47%   0.47%   0.45%   0.47%(b)
Net investment income (d).....  6.18%   6.11%   5.55%   5.72%(b)
Portfolio turnover rate.......    16%     14%     19%      3%(c)

(a)  From commencement of operations on February 2, 1998.
(b)  Annualized.
(c)  Not annualized.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.


82-83 spread

STEIN ROE MUNICIPAL MONEY MARKET FUND

Selected data for a share outstanding throughout each period is as follows:

                                                                          YEAR ENDED JUNE 30,
                                                -------------------------------------------------------------------------
                                                  2001            2000            1999            1998            1997
                                                ---------       ---------       ---------       ---------       ---------
Net Asset Value, Beginning of Period            $   1.000       $   1.000       $    1.00       $   1.000       $   1.000
                                                ---------       ---------       ---------       ---------       ---------
Income From Investment Operations
Net investment income (a).....................      0.033           0.031           0.027           0.031           0.030
Distributions Declared to Shareholders
        From net investment income............     (0.033)         (0.031)         (0.027)         (0.031)         (0.030)
                                                ---------       ---------       ---------       ---------       ---------
NET ASSET VALUE, END OF PERIOD................  $   1.000       $   1.000       $   1.000       $   1.000       $   1.000
                                                =========       =========       =========       =========       =========
Total return (b)..............................       3.39%           3.20%           2.73%           3.10%           3.04%
                                                ---------       ---------       ---------       ---------       ---------
RATIOS TO AVERAGE NET ASSETS
Expenses......................................       0.70%           0.70%           0.70%           0.70%           0.70%
Net investment income.........................       3.31%           3.19%           2.69%           3.06%           2.98%
Waiver/reimbursement..........................       0.11%           0.10%           0.09%           0.16%           0.16%
Net assets at end of period (000's)...........   $108,077        $113,815        $119,032        $115,279        $118,424

(a)  Per share data was calculated using average shares outstanding during the period.
(b)  Computed giving effect to Advisor's expense limitation undertaking.



FEDERAL INCOME TAX INFORMATION (UNAUDITED)

     For the taxable year ended June 30, 2001, 100% of distributions from net investment income qualify as exempt-interest dividends for federal income tax purposes.

84-85 spread

SR&F Intermediate Municipals Fund

Selected data for a share outstanding throughout each period is as follows:

                                                                                 YEAR ENDED JUNE 30, 2001
                                                                ---------------------------------------------------------
                                                                Class A (a)    Class B (a)     Class C (a)       Class S
                                                                ----------      ---------       ---------       ---------
NET ASSET VALUE, BEGINNING OF PERIOD                             $  11.41        $  11.41        $  11.41        $  10.96
                                                                ---------       ---------       ---------       ---------
Income From Investment Operations
Net investment income (b)....................................        0.22            0.19            0.21            0.54
Net realized and unrealized gain (loss) on investments.......       (0.05)          (0.05)          (0.04)           0.40
                                                                ---------       ---------       ---------       ---------
        Total from Investment Operations.....................        0.17            0.14            0.17            0.94
                                                                ---------       ---------       ---------       ---------
Distributions Declared to Shareholders
        From net investment income...........................       (0.22)          (0.19)          (0.22)          (0.54)
                                                                ---------       ---------       ---------       ---------
NET ASSET VALUE, END OF PERIOD...............................    $  11.36        $  11.36        $  11.36        $  11.36
                                                                =========       =========       =========       =========
Total return (c).............................................        1.55%(d)        1.26%(d)        1.46%(d)        8.74%
                                                                ---------       ---------       ---------       ---------
RATIOS TO AVERAGE NET ASSETS
Expenses (d).................................................        0.90%(e)        1.55%(e)        1.10%(e)        0.70%
Net investment income (d)....................................        4.49%(e)        3.84%(e)        4.29%(e)        4.79%
Waiver/reimbursement.........................................        0.11%(e)        0.11%(e)        0.56%(e)        0.18%
Portfolio turnover rate......................................          17%(d)          17%(d)          17%(d)          17%
Net assets at end of period (000's)..........................     $12,988          $6,981            $962        $132,201


                                                                                 YEAR ENDED JUNE 30, 2001
                                                                ---------------------------------------------------------
                                                                  2000            1999            1998            1997
                                                                ---------       ---------       ---------       ---------
NET ASSET VALUE, BEGINNING OF PERIOD                            $  11.23         $  11.57        $  11.38        $  11.22
                                                                ---------       ---------       ---------       ---------
Income From Investment Operations
Net investment income........................................        0.28            0.54            0.54            0.55
Net realized and unrealized gain (loss) on investments.......       (0.27)          (0.30)           0.22            0.22
                                                                ---------       ---------       ---------       ---------
        Total from Investment Operations.....................        0.01            0.24            0.76            0.77
                                                                ---------       ---------       ---------       ---------
Distributions Declared to Shareholders
        From net investment income...........................       (0.26)          (0.54)          (0.54)          (0.55)
        From net realized gains..............................       (0.02)          (0.04)          (0.03)          (0.06)
                                                                ---------       ---------       ---------       ---------
        Total Distributions Declared to Shareholders.........       (0.28)          (0.58)          (0.57)          (0.61)
                                                                =========       =========       =========       =========
NET ASSET VALUE, END OF PERIOD...............................    $  10.96        $  11.23        $  11.57        $  11.38
                                                                =========       =========       =========       =========
Total return (c).............................................        3.10%           2.08%           6.84%           7.07%
                                                                ---------       ---------       ---------       ---------
RATIOS TO AVERAGE NET ASSETS
Expenses.....................................................        0.70%           0.70%           0.70%           0.70%
Net investment income........................................        4.93%           4.58%           4.70%           4.84%
Waiver/reimbursement.........................................        0.11%           0.09%           0.11%           0.12%
Portfolio turnover rate......................................          26%             48%             29%             44%
Net assets at end of period (000's)..........................    $135,810        $168,896        $195,651        $196,006

(a)  Class A, B, and C shares were initially offered on January 26, 2001.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Computed giving effect to the investment Adviser's, Administrator's and Distributor's expense limitation undertaking.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(e)  Not annualized.
(f)  Annualized.


FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the taxable year ended June 30, 2001, 100% of the distributions from net investment income qualify as exempt-interest dividends for federal income tax purposes.

The Fund designates $377,161 as long term capital gains earned.



86-87 spread

STEIN ROE MANAGED MUNICIPALS FUND

Selected data for a share outstanding throughout each period are as follows:

                                                                                   YEAR ENDED JUNE 30,
                                                        -------------------------------------------------------------------------
                                                           2001            2000            1999            1998            1997
                                                        ---------       ---------       ---------       ---------       ---------
NET ASSET VALUE, BEGINNING OF PERIOD..................   $   8.65        $   9.07        $   9.38        $   9.11        $   8.85
                                                        ---------       ---------       ---------       ---------       ---------
Income From Investment Operations
Net investment income.................................       0.45 (a)        0.47            0.47            0.48            0.48
Net realized and unrealized gain (loss)
        on investments................................       0.41           (0.32)          (0.31)           0.27            0.26
                                                        ---------       ---------       ---------       ---------       ---------
        Total from Investment Operations..............       0.86            0.15            0.16            0.75            0.74
                                                        ---------       ---------       ---------       ---------       ---------
Distributions Declared to Shareholders
        From net investment income....................      (0.45)          (0.47)          (0.47)          (0.48)          (0.48)
        From net realized gains.......................      (0.07)          (0.10)             --              --              --
                                                        ---------       ---------       ---------       ---------       ---------
        Total Distributions Declared
        to Shareholders...............................      (0.52)          (0.57)          (0.47)          (0.48)          (0.48)
                                                        =========       =========       =========       =========       =========
NET ASSET VALUE, END OF PERIOD........................   $   8.99        $   8.65        $   9.07        $   9.38        $   9.11
                                                        =========       =========       =========       =========       =========
Total return..........................................      10.13%           1.86%           1.67%           8.37%           8.56%
                                                        ---------       ---------       ---------       ---------       ---------
RATIOS TO AVERAGE NET ASSETS
Expenses (b)..........................................       0.74%           0.69%           0.72%           0.72%           0.73%
Net investment income (b).............................       5.07%           5.39%           5.02%           5.14%           5.31%
Portfolio turnover rate...............................         17%             19%            17%              12%             16%
Net assets at end of period (000's)...................   $454,366        $458,205        $538,322        $583,138        $582,366

(a) Per share data was calculated using average share outstanding during the period.
(b) The benefits derived from custody credits and directed brokerage arrangements had no impact.


FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the taxable year ended June 30, 2001, 100% of the distributions from net investment income qualify as exempt-interest dividends for federal income tax purposes.

The Fund designates $2,945,965 as long term capital gains earned.

88-89 spread

STEIN ROE HIGH-YIELD MUNICIPALS FUND

Selected data for a share outstanding throughout the period is as follows:

                                                     PERIOD ENDED
CLASS A                                         JUNE 30, 2001 (A)
                                                -----------------
NET ASSET VALUE, BEGINNING OF PERIOD..........           $  11.11
                                                      -----------
Income From Investment Operations
Net investment income (b).....................               0.58
Net realized and unrealized gain
        on investments........................               0.01
                                                      -----------
        Total from Investment Operations......               0.59
                                                      -----------
Distributions Declared to Shareholders
        From net investment income............              (0.57)
                                                      -----------
NET ASSET VALUE, END OF PERIOD................           $  11.13
                                                      ===========
Total return..................................              5.42%(c)
                                                      -----------
RATIOS TO AVERAGE NET ASSETS
Expenses......................................              1.06%(d)
Net investment income.........................              5.65%(d)
Net assets at end of period (000's)...........           $      1

(a)     From commencement of operations on July 31, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c)     Not annualized.
(d)     Annualized.

Selected data for a share outstanding throughout each period are as follows:


                                                                                   YEARS ENDED JUNE 30,
                                                        -------------------------------------------------------------------------
CLASS S                                                    2001            2000            1999            1998            1997
                                                        ---------       ---------       ---------       ---------       ---------
NET ASSET VALUE, BEGINNING OF PERIOD..................   $  11.04        $  11.71        $  11.97        $  11.67        $  11.40
                                                        ---------       ---------       ---------       ---------       ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a).............................       0.65(a)         0.65            0.63            0.65            0.72
Net realized and unrealized gain (loss)
        on investments................................       0.08           (0.68)          (0.25)           0.30            0.27
                                                        ---------       ---------       ---------       ---------       ---------
        Total from Investment Operations..............       0.73           (0.03)           0.38            0.95           0.99
                                                        ---------       ---------       ---------       ---------       ---------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS

        From net investment income....................      (0.65)          (0.64)          (0.64)          (0.65)          (0.72)
                                                        ---------       ---------       ---------       ---------       ---------
Net Asset Value, End of Period........................   $  11.12        $  11.04        $  11.71        $  11.97        $  11.67
                                                        =========       =========       =========       =========       =========
Total return..........................................      6.78%         (0.16)%           3.18%(c)        8.32%           8.91%
                                                        ---------       ---------       ---------       ---------       ---------
RATIOS TO AVERAGE NET ASSETS

Expenses                                                    0.81%           0.78%           0.77%           0.75%           0.77%
Net investment income.................................      5.86%           5.82%           5.26%           5.48%           6.20%
Portfolio turnover rate...............................        N/A             N/A             N/A              8%(b)          11%
Net assets at end of period (000's)...................   $224,950        $253,787        $297,874        $341,780        $306,070

(a) Per share data was calculated using average shares outstanding during the period.
(b)     Prior to commencement of operations of the Portfolio.
(c) 0.50% of the return is attributable to a one-time revaluation of a portfolio security reflecting the restructuring of this security. Absent this revaluation, the total return would have been 2.68%.

FEDERAL INCOME TAX INFORMATION (UNAUDITED)
For the taxable year ended June 30, 2001, 100% of the distributions from net investment income qualify as exempt-interest dividends for federal income tax purposes.

90-91 spread

Report of Independent Auditors

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

     To the Shareholders, Holders of Investors' Beneficial Interest and Board of Trustees of Liberty-Stein Roe Funds Municipal Trust and SR&F Base Trust Stein Roe Municipal Money Market Fund Stein Roe Intermediate Municipals Fund Stein Roe Managed Municipals Fund Stein Roe High-Yield Municipals Fund SR&F Municipal Money Market Portfolio SR&F High-Yield Municipals Portfolio
     We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of Stein Roe Intermediate Municipals Fund, Stein Roe Managed Municipals Fund (two series of Liberty-Stein Roe Funds Municipal Trust), SR&F Municipal Money Market Portfolio and SR&F High-Yield Municipals Portfolio (two series of SR&F Base Trust), and the accompanying statements of assets and liabilities of Stein Roe Municipal Money Market Fund and Stein Roe High-Yield Municipals Fund (two series of Liberty-Stein Roe Funds Municipal Trust) as of June 30, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned series of Liberty-Stein Roe Funds Municipal Trust and SR&F Base Trust at June 30, 2001, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
August 22, 2001

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93

Logo: Stein Roe Mutual Funds
One Financial Center
Boston, MA 02111-2621
800-338-2550

                                                         DIR-02/458G-0601 (8/01)
                                                                         01/1535